UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Short Fixed-Income Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	46	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	55	Notes to the financial statements.
Board Approval of	65
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,015.40	$ 3.95
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Class T
Actual	$ 1,000.00	$ 1,015.50	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,011.50	$ 7.73
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,011.40	$ 7.93
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95
Institutional Class
Actual	$ 1,000.00	$ 1,016.40	$ 2.90
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	79%
Class T	75%
Class B	1.55%
Class C	1.59%
Institutional Class	58%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	2.8	2.9

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	1.7	1.5

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 22.1%
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – 2.4%
Auto Components 0.2%
DaimlerChrysler NA Holding Corp. 5.3% 3/13/09 (d)	$ 2,650,000	$ 2,650,787
Media – 2.2%
British Sky Broadcasting Group PLC (BSkyB) yankee
7.3% 10/15/06	2,350,000	2,367,054
Continental Cablevision, Inc.:
8.3% 5/15/06	1,200,000	1,203,000
9% 9/1/08	3,400,000	3,650,944
Cox Communications, Inc.:
3.875% 10/1/08	2,680,000	2,574,555
6.4% 8/1/08	795,000	805,067
7.75% 8/15/06	2,600,000	2,614,186
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,524,311
Lenfest Communications, Inc. 10.5% 6/15/06	1,225,000	1,254,094
Liberty Media Corp.:
6.41% 9/17/06 (d)	3,203,000	3,214,371
7.75% 7/15/09	2,350,000	2,462,739
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,257,896
Univision Communications, Inc.:
3.5% 10/15/07	535,000	518,050
3.875% 10/15/08	2,525,000	2,408,726
Viacom, Inc. 5.75% 4/30/11 (a)	1,470,000	1,459,225
		29,314,218

TOTAL CONSUMER DISCRETIONARY		31,965,005

CONSUMER STAPLES 0.5%
Food Products 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	1,515,000	1,539,528
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,255,202
		4,794,730
Tobacco 0.1%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,002,512

TOTAL CONSUMER STAPLES		6,797,242

ENERGY 1.8%
Energy Equipment & Services – 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,293,423
Oil, Gas & Consumable Fuels – 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	1,865,000	1,808,295

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (a)	$ 2,230,512	$ 2,146,712
Duke Capital LLC:
4.37% 3/1/09	2,045,000	1,981,167
7.5% 10/1/09	2,700,000	2,854,670
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,711,727
4.625% 10/15/09	3,070,000	2,965,509
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,392,493
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,562,210
Petroleum Export Ltd.:
4.623% 6/15/10 (a)	1,430,833	1,403,762
4.633% 6/15/10 (a)	859,444	843,192
		22,669,737

TOTAL ENERGY		23,963,160

FINANCIALS – 8.4%
Capital Markets 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	2,750,000	2,645,357
4.25% 9/4/12 (d)	1,285,000	1,265,111
Lehman Brothers Holdings, Inc.:
4% 1/22/08	195,000	190,690
6.25% 5/15/06	2,795,000	2,795,844
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,360,183
		8,257,185
Commercial Banks – 0.7%
Bank of America Corp.:
7.125% 9/15/06	1,750,000	1,761,337
7.4% 1/15/11	275,000	295,686
Bank One Corp. 6% 8/1/08	975,000	987,856
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	977,285
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,153,523
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,588,317
4.75% 7/20/09	1,500,000	1,468,443
		9,232,447
Consumer Finance – 1.7%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,102,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Consumer Finance – continued
Ford Motor Credit Co.:
4.95% 1/15/08	$ 1,990,000	$ 1,849,808
6.5% 1/25/07	8,430,000	8,377,818
Household Finance Corp.:
4.125% 12/15/08	705,000	684,233
4.75% 5/15/09	1,563,000	1,532,306
6.4% 6/17/08	2,070,000	2,111,698
Household International, Inc. 5.836% 2/15/08	2,025,000	2,041,508
HSBC Finance Corp. 4.125% 3/11/08	4,145,000	4,058,212
MBNA Capital I 8.278% 12/1/26	1,200,000	1,264,025
		23,022,584
Diversified Financial Services – 1.0%
Aspetuck Trust 5.33% 10/16/06 (d)(g)	3,235,000	3,236,585
CC Funding Trust I 6.9% 2/16/07	2,040,000	2,060,541
Iberbond 2004 PLC 4.826% 12/24/17 (g)	3,078,933	2,946,763
ILFC E Capital Trust I 5.9% 12/21/65 (a)(d)	500,000	487,688
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,094,327
Keycorp Institutional Capital B 8.25% 12/15/26	2,620,000	2,759,685
Prime Property Funding II 6.25% 5/15/07 (a)	1,000,000	1,002,490
		13,588,079
Insurance – 0.6%
The Chubb Corp. 4.934% 11/16/07	4,000,000	3,970,324
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	1,905,000	1,894,042
5.75% 3/15/07	1,070,000	1,072,707
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	515,834
		7,452,907
Real Estate 3.0%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,287,228
AvalonBay Communities, Inc. 5% 8/1/07	915,000	906,389
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,445,000	2,343,437
5.625% 12/15/10	1,845,000	1,820,201
BRE Properties, Inc.:
5.95% 3/15/07	575,000	575,029
7.2% 6/15/07	1,775,000	1,793,197
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,330,082
5.875% 6/1/07	580,000	583,043

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Real Estate continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 2,170,000	$ 2,164,258
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	1,465,000	1,494,426
Colonial Properties Trust:
4.75% 2/1/10	1,330,000	1,282,008
7% 7/14/07	1,260,000	1,275,827
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,410,000	2,296,431
5% 5/3/10	1,310,000	1,270,707
7% 3/19/07	2,095,000	2,120,270
EOP Operating LP:
6.763% 6/15/07	1,625,000	1,646,544
7.75% 11/15/07	1,650,000	1,702,605
iStar Financial, Inc. 6.14% 3/12/07 (d)	3,120,000	3,146,676
JDN Realty Corp. 6.95% 8/1/07	855,000	858,737
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,088,711
4.875% 8/15/10	2,460,000	2,390,749
6.875% 11/15/06	3,785,000	3,812,191
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,444,175
		40,632,921
Thrifts & Mortgage Finance – 0.8%
Countrywide Home Loans, Inc.:
5.3025% 6/2/06 (d)	1,250,000	1,250,106
5.5% 8/1/06	1,290,000	1,291,067
5.625% 5/15/07	745,000	746,600
Residential Capital Corp. 6.335% 6/29/07 (d)	3,960,000	3,977,515
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,653,844
		9,919,132

TOTAL FINANCIALS		112,105,255

INDUSTRIALS – 1.5%
Aerospace & Defense – 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	2,900,000	2,881,188
Air Freight & Logistics – 0.0%
Federal Express Corp. pass thru trust certificates 7.53%
9/23/06	33,276	33,425
Airlines – 1.1%
America West Airlines pass thru Trust 7.33% 7/2/08	2,575,381	2,588,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Airlines – continued
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$ 460,792	$ 467,994
6.978% 10/1/12	102,074	104,588
7.024% 4/15/11	2,000,000	2,055,000
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,010,056
7.056% 3/15/11	355,000	365,237
Delta Air Lines, Inc. pass thru trust certificates 7.379%
5/18/10	1	1
United Airlines pass thru Certificates:
6.071% 9/1/14	1,338,200	1,321,111
6.201% 3/1/10	1,084,358	1,084,358
6.602% 9/1/13	2,602,217	2,592,082
		14,588,685
Industrial Conglomerates – 0.2%
Tyco International Group SA yankee 5.8% 8/1/06	3,360,000	3,363,058

TOTAL INDUSTRIALS		20,866,356

INFORMATION TECHNOLOGY – 0.4%
Communications Equipment – 0.4%
Motorola, Inc. 4.608% 11/16/07	6,000,000	5,932,962

MATERIALS 0.2%
Containers & Packaging – 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	855,000	881,505
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,415,482

TOTAL MATERIALS		2,296,987

TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,785,407
AT&T Corp. 6% 3/15/09	3,720,000	3,765,570
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,704,225
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,252,649
Telecom Italia Capital 4% 11/15/08	7,140,000	6,885,073
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,169,212

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Telefonos de Mexico SA de CV: – continued
4.75% 1/27/10	$ 3,355,000	$ 3,231,231
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,307,768
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,156,439
7.25% 12/1/10	4,205,000	4,456,833
		34,714,407
Wireless Telecommunication Services – 0.6%
ALLTEL Corp. 4.656% 5/17/07	3,915,000	3,888,464
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,762,222
		7,650,686

TOTAL TELECOMMUNICATION SERVICES		42,365,093

UTILITIES – 3.7%
Electric Utilities – 1.8%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,649,911
Exelon Corp. 4.45% 6/15/10	3,750,000	3,588,934
FirstEnergy Corp. 5.5% 11/15/06	5,095,000	5,094,618
Monongahela Power Co. 5% 10/1/06	2,015,000	2,009,697
Pepco Holdings, Inc.:
4% 5/15/10	1,125,000	1,054,537
5.5% 8/15/07	3,995,000	3,993,166
Progress Energy, Inc.:
5.85% 10/30/08	1,025,000	1,033,004
7.1% 3/1/11	2,285,000	2,413,975
Southwestern Public Service Co. 5.125% 11/1/06	650,000	648,885
TXU Energy Co. LLC 6.125% 3/15/08	935,000	941,700
		24,428,427
Gas Utilities 0.1%
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,073,278
Independent Power Producers & Energy Traders – 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	3,035,000	3,085,056
6.35% 4/1/07	3,025,000	3,047,358
Duke Capital LLC 4.331% 11/16/06	1,630,000	1,621,932
		7,754,346
Multi-Utilities – 1.2%
Dominion Resources, Inc. 4.125% 2/15/08	2,610,000	2,549,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Multi-Utilities – continued
DTE Energy Co.:
5.63% 8/16/07	$ 2,965,000	$ 2,970,453
6.45% 6/1/06	1,750,000	1,751,391
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	697,358
NiSource, Inc. 3.628% 11/1/06	1,565,000	1,550,857
PSEG Funding Trust I 5.381% 11/16/07	3,575,000	3,561,983
Sempra Energy:
4.621% 5/17/07	2,495,000	2,474,718
4.75% 5/15/09	1,055,000	1,032,314
		16,588,287

TOTAL UTILITIES		49,844,338

TOTAL NONCONVERTIBLE BONDS
(Cost $300,598,984)		296,136,398

U.S. Government and Government Agency Obligations 20.3%

U.S. Government Agency Obligations 6.6%
Fannie Mae:
3.25% 8/15/08	6,089,000	5,842,895
3.25% 2/15/09	13,000,000	12,361,999
6% 5/15/08	45,782,000	46,540,882
Federal Home Loan Bank 4.25% 4/16/07	6,000,000	5,947,584
Freddie Mac:
2.7% 3/16/07	14,000,000	13,698,762
4% 8/17/07	3,430,000	3,380,083

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		87,772,205
U.S. Treasury Inflation Protected Obligations 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	11,509,250	12,079,440
U.S. Treasury Obligations – 12.8%
U.S. Treasury Bonds 12% 8/15/13	17,526,000	20,202,133
U.S. Treasury Notes:
3.375% 2/15/08	57,000,000	55,534,929
3.625% 4/30/07	2,952,000	2,914,409
3.75% 5/15/08 (c)	73,610,000	72,022,807
3.875% 7/31/07	5,096,000	5,031,903

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Treasury Obligations continued
U.S. Treasury Notes: – continued
4% 8/31/07	$ 3,544,000	$ 3,502,744
4.375% 11/15/08	12,000,000	11,855,160

TOTAL U.S. TREASURY OBLIGATIONS		171,064,085

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $276,184,197)		270,915,730

U.S. Government Agency Mortgage Securities 10.3%

Fannie Mae – 8.1%
3.734% 1/1/35 (d)	282,597	277,572
3.749% 12/1/34 (d)	210,607	207,042
3.75% 1/1/34 (d)	167,036	162,478
3.752% 10/1/33 (d)	181,532	177,106
3.752% 10/1/33 (d)	203,072	197,843
3.782% 12/1/34 (d)	42,238	41,584
3.792% 6/1/34 (d)	843,349	815,451
3.821% 10/1/33 (d)	2,119,271	2,069,553
3.824% 6/1/33 (d)	147,553	144,742
3.829% 1/1/35 (d)	177,589	174,748
3.833% 4/1/33 (d)	540,434	530,717
3.847% 1/1/35 (d)	525,680	516,933
3.854% 10/1/33 (d)	4,611,158	4,514,324
3.869% 1/1/35 (d)	316,153	311,266
3.879% 6/1/33 (d)	772,601	758,192
3.902% 10/1/34 (d)	221,275	218,180
3.913% 5/1/34 (d)	56,102	56,096
3.917% 12/1/34 (d)	171,370	168,774
3.941% 6/1/34 (d)	1,347,944	1,309,137
3.947% 11/1/34 (d)	357,696	352,724
3.957% 1/1/35 (d)	223,882	220,613
3.96% 5/1/33 (d)	66,966	65,892
3.972% 12/1/34 (d)	177,176	174,684
3.978% 12/1/34 (d)	226,129	222,961
3.983% 12/1/34 (d)	1,181,261	1,164,735
3.988% 1/1/35 (d)	142,408	140,363
4.003% 12/1/34 (d)	121,325	119,636
4.006% 2/1/35 (d)	151,719	149,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.013% 1/1/35 (d)	$ 320,692	$ 316,205
4.021% 2/1/35 (d)	155,188	153,103
4.042% 12/1/34 (d)	324,818	320,482
4.048% 10/1/18 (d)	160,600	157,607
4.05% 1/1/35 (d)	81,961	80,788
4.051% 1/1/35 (d)	160,920	158,771
4.066% 4/1/33 (d)	63,154	62,315
4.067% 1/1/35 (d)	311,967	307,750
4.09% 2/1/35 (d)	114,413	112,808
4.091% 2/1/35 (d)	295,643	291,605
4.092% 2/1/35 (d)	109,656	108,233
4.106% 2/1/35 (d)	579,180	571,975
4.109% 1/1/35 (d)	327,308	322,977
4.113% 11/1/34 (d)	263,296	260,084
4.115% 2/1/35 (d)	382,129	377,023
4.121% 1/1/35 (d)	322,114	317,985
4.122% 1/1/35 (d)	572,158	565,029
4.144% 1/1/35 (d)	488,043	483,568
4.148% 7/1/34 (d)	870,993	848,774
4.153% 2/1/35 (d)	293,656	289,906
4.166% 11/1/34 (d)	73,739	72,941
4.174% 10/1/34 (d)	456,020	450,849
4.176% 1/1/35 (d)	269,916	266,644
4.178% 1/1/35 (d)	590,203	583,640
4.178% 1/1/35 (d)	388,306	377,589
4.188% 10/1/34 (d)	483,132	479,403
4.22% 3/1/34 (d)	148,064	145,045
4.222% 9/1/34 (d)	1,023,039	997,064
4.223% 1/1/35 (d)	157,982	156,178
4.25% 1/1/34 (d)	284,637	279,186
4.25% 2/1/34 (d)	219,405	215,166
4.25% 2/1/35 (d)	191,706	186,522
4.267% 2/1/35 (d)	98,874	97,824
4.27% 10/1/34 (d)	61,910	61,340
4.28% 8/1/33 (d)	371,002	366,532
4.283% 3/1/35 (d)	170,881	168,839
4.287% 7/1/34 (d)	149,474	149,011
4.293% 1/1/34 (d)	245,791	241,684
4.294% 3/1/33 (d)	216,450	214,108
4.299% 5/1/35 (d)	245,637	243,089
4.3% 1/1/34 (d)	1,347,901	1,323,963

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.304% 12/1/34 (d)	$ 109,718	$ 108,577
4.315% 10/1/33 (d)	82,231	81,028
4.316% 3/1/33 (d)	96,997	94,373
4.32% 3/1/35 (d)	386,362	382,159
4.339% 9/1/34 (d)	249,920	247,629
4.345% 6/1/33 (d)	109,804	108,596
4.352% 10/1/34 (d)	637,090	631,083
4.354% 9/1/34 (d)	569,273	567,520
4.356% 1/1/35 (d)	189,804	185,091
4.357% 4/1/35 (d)	115,588	114,276
4.362% 2/1/34 (d)	435,955	428,796
4.375% 1/1/35 (d)	586,866	581,314
4.392% 1/1/35 (d)	217,318	215,236
4.395% 5/1/35 (d)	532,273	526,396
4.398% 2/1/35 (d)	281,896	274,953
4.401% 10/1/34 (d)	768,217	761,964
4.402% 10/1/34 (d)	982,013	961,430
4.402% 10/1/34 (d)	1,948,663	1,931,846
4.402% 11/1/34 (d)	542,929	538,113
4.416% 12/1/34 (d)	912,581	904,286
4.434% 10/1/34 (d)	906,764	899,763
4.436% 4/1/34 (d)	280,721	277,613
4.438% 3/1/35 (d)	253,155	247,036
4.465% 8/1/34 (d)	564,839	556,021
4.468% 5/1/35 (d)	1,613,568	1,601,628
4.474% 5/1/35 (d)	152,742	151,246
4.481% 1/1/35 (d)	254,170	252,230
4.504% 8/1/34 (d)	384,046	383,167
4.512% 10/1/35 (d)	91,797	90,674
4.518% 8/1/35 (d)	426,241	421,582
4.54% 2/1/35 (d)	1,193,305	1,184,296
4.541% 7/1/34 (d)	263,262	263,602
4.543% 2/1/35 (d)	119,069	118,193
4.545% 7/1/35 (d)	652,652	646,138
4.546% 2/1/35 (d)	176,742	175,379
4.555% 1/1/35 (d)	366,596	363,971
4.559% 9/1/34 (d)	681,410	677,063
4.575% 7/1/35 (d)	542,909	537,718
4.584% 8/1/34 (d)	243,206	243,318
4.587% 2/1/35 (d)	754,366	739,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.6% 6/1/35 (d)	$ 593,604	$ 588,772
4.608% 2/1/35 (d)	807,469	795,776
4.629% 9/1/34 (d)	69,878	69,971
4.633% 3/1/35 (d)	91,026	90,424
4.641% 1/1/33 (d)	119,799	119,069
4.677% 3/1/35 (d)	1,492,131	1,483,417
4.704% 3/1/35 (d)	322,969	317,179
4.705% 10/1/32 (d)	43,174	43,071
4.726% 7/1/34 (d)	544,081	536,644
4.728% 1/1/35 (d)	849,074	845,126
4.731% 2/1/33 (d)	38,292	38,103
4.735% 6/1/35 (d)	1,565,033	1,555,847
4.74% 10/1/34 (d)	668,827	659,571
4.746% 1/1/35 (d)	30,039	29,887
4.747% 10/1/32 (d)	48,174	47,932
4.798% 12/1/32 (d)	262,679	261,715
4.798% 12/1/34 (d)	192,176	189,616
4.815% 2/1/33 (d)	259,983	258,966
4.815% 5/1/33 (d)	10,604	10,567
4.83% 8/1/34 (d)	193,227	192,885
4.844% 11/1/34 (d)	552,213	545,487
4.853% 10/1/35 (d)	757,989	753,653
4.869% 1/1/35 (d)	3,481,683	3,439,381
4.873% 7/1/34 (d)	796,784	787,748
4.875% 9/1/35 (d)	811,774	806,546
4.887% 10/1/35 (d)	485,007	479,595
4.928% 2/1/35 (d)	1,875,343	1,854,489
4.969% 12/1/32 (d)	16,926	16,894
4.984% 11/1/32 (d)	133,394	133,177
4.996% 5/1/35 (d)	855,470	845,307
5% 3/1/18 to 6/1/18	3,432,004	3,352,073
5% 2/1/35 (d)	83,247	83,091
5.008% 9/1/34 (d)	2,427,554	2,406,386
5.016% 4/1/35 (d)	593,797	592,229
5.042% 7/1/34 (d)	104,537	103,801
5.063% 11/1/34 (d)	42,789	42,740
5.103% 9/1/34 (d)	200,573	199,351
5.104% 5/1/35 (d)	1,213,346	1,212,157
5.115% 1/1/34 (d)	174,278	174,580
5.172% 5/1/35 (d)	697,977	693,273
5.197% 8/1/33 (d)	261,309	260,381

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
5.197% 6/1/35 (d)	$ 864,575	$ 864,861
5.231% 3/1/35 (d)	120,681	120,162
5.318% 7/1/35 (d)	117,742	117,916
5.343% 12/1/34 (d)	318,561	318,013
5.5% 7/1/13 to 5/1/25	17,765,057	17,598,952
6.5% 2/1/08 to 3/1/35	11,869,058	12,126,730
7% 3/1/08 to 6/1/32	1,259,679	1,287,009
7.5% 5/1/12 to 10/1/14	102,664	105,960
11.5% 11/1/15	61,009	66,111

TOTAL FANNIE MAE		107,443,607
Freddie Mac – 2.1%
4.05% 12/1/34 (d)	184,861	181,769
4.106% 12/1/34 (d)	266,506	262,317
4.152% 1/1/35 (d)	845,048	832,161
4.263% 3/1/35 (d)	255,357	251,739
4.294% 5/1/35 (d)	450,694	444,695
4.304% 12/1/34 (d)	279,514	271,643
4.318% 10/1/34 (d)	465,678	459,945
4.353% 2/1/35 (d)	557,407	550,100
4.379% 2/1/35 (d)	279,801	272,051
4.408% 8/1/35 (d)	4,456,470	4,374,650
4.443% 3/1/35 (d)	275,676	268,029
4.45% 2/1/34 (d)	254,367	249,829
4.462% 6/1/35 (d)	416,698	410,876
4.482% 3/1/35 (d)	296,367	288,759
4.484% 3/1/35 (d)	1,777,587	1,747,635
4.552% 2/1/35 (d)	431,118	420,383
4.768% 10/1/32 (d)	32,051	31,821
4.869% 3/1/33 (d)	96,288	95,751
4.939% 11/1/35 (d)	1,078,065	1,068,621
5.007% 4/1/35 (d)	1,380,495	1,373,676
5.26% 1/1/36 (d)	1,116,860	1,113,230
5.338% 6/1/35 (d)	861,491	856,580
5.405% 8/1/33 (d)	128,458	128,688
5.5% 5/1/21 (b)	7,571,204	7,513,587
5.5% 7/1/23 to 4/1/24	4,429,968	4,344,735
5.588% 4/1/32 (d)	49,956	50,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Freddie Mac continued
8.5% 5/1/26 to 7/1/28	$ 202,146	$ 216,897
12% 11/1/19	15,038	16,880

TOTAL FREDDIE MAC		28,097,387
Government National Mortgage Association 0.1%
4.25% 7/20/34 (d)	731,883	721,417
7% 1/15/25 to 6/15/32	984,977	1,025,317

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,746,734

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $139,046,151)		137,287,728

Asset Backed Securities 19.7%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	943,505	917,110
Series 2003-3 Class A1, 4.46% 1/25/34	943,299	891,977
Series 2004-2 Class A2, 5.2594% 7/25/34 (d)	1,150,210	1,153,677
Series 2004-4 Class A2D, 5.3094% 1/25/35 (d)	545,483	547,094
ACE Securities Corp. Series 2003-HE1:
Class A2, 5.3694% 11/25/33 (d)	82,178	82,193
Class M1, 5.6094% 11/25/33 (d)	430,000	431,925
Class M2, 6.6594% 11/25/33 (d)	270,000	273,843
Aesop Funding II LLC Series 2005-1A Class A1, 3.95%
4/20/08 (a)	2,000,000	1,949,293
American Express Credit Account Master Trust Series
2004-C Class C, 5.4013% 2/15/12 (a)(d)	1,925,460	1,930,341
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09	150,000	148,314
Class C, 4.22% 7/6/09	155,000	152,439
Class D, 5.07% 7/6/10	1,105,000	1,092,847
Series 2004-CA Class A4, 3.61% 5/6/11	630,000	612,606
Series 2005-1 Class D, 5.04% 5/6/11	2,500,000	2,455,683
Series 2005-CF Class A4, 4.63% 6/6/12	2,895,000	2,841,269
Series 2005-DA Class A4, 5.02% 11/6/12	4,150,000	4,107,975
Series 2006-1 Class D, 5.49% 4/6/12	1,115,000	1,104,964
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 5.6594% 11/25/34 (d)	1,370,000	1,377,454
Series 2004-R11 Class M1, 5.6194% 11/25/34 (d)	2,040,000	2,054,128

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2004-R9:
Class A3, 5.2794% 10/25/34 (d)	$ 544,161	$ 544,310
Class M2, 5.6094% 10/25/34 (d)	1,515,000	1,526,183
Class M4, 6.1294% 10/25/34 (d)	1,945,000	1,973,550
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 5.2894% 6/25/32 (d)	201,084	201,770
Series 2002-BC7 Class M1, 5.7594% 10/25/32 (d) .	1,100,000	1,101,534
ARG Funding Corp. Series 2005-1A Class A1, 4.02%
4/20/09 (a)	4,100,000	3,999,549
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 5.4094% 9/25/33 (d)	7,615	7,617
Class M2, 6.7594% 9/25/33 (d)	3,100,000	3,140,996
Series 2003-W7:
Class A2, 5.3494% 3/1/34 (d)	322,456	322,913
Class M1, 5.6494% 3/1/34 (d)	2,500,000	2,518,523
Series 2003-W9 Class M1, 5.6494% 3/25/34 (d)	1,800,000	1,813,074
Series 2004-W5 Class M1, 5.5594% 4/25/34 (d)	830,000	830,942
Series 2004-W9 Class M3, 6.5594% 6/26/34 (d)	2,230,000	2,272,552
Arran Funding Ltd. Series 2005-A Class C, 5.2%
12/15/10 (d)	3,530,000	3,528,941
Asset Backed Funding Certificates Series 2004-HE1
Class M2, 6.1094% 1/25/34 (d)	485,000	493,080
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.2613% 12/15/33 (d)	261,600	262,413
Series 2004-HE3 Class M2, 6.0794% 6/25/34 (d)	700,000	708,688
Series 2004-HE6 Class A2, 5.3194% 6/25/34 (d)	2,355,858	2,361,008
Series 2005-HE2:
Class M1, 5.4094% 3/25/35 (d)	1,830,000	1,839,549
Class M2, 5.4594% 3/25/35 (d)	460,000	462,954
Series 2005-HE3 Class A4, 5.1594% 4/25/35 (d)	3,200,000	3,201,144
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 5.42% 5/28/44 (d)	1,379,755	1,382,374
Bayview Financial Asset Trust Series 2003-F Class A,
5.5% 9/28/43 (d)	1,201,891	1,202,718
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 5.45% 2/28/44 (d)	857,532	859,660
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 5.7094% 9/25/34 (d)	794,000	803,030
Class M3, 6.0094% 9/25/34 (d)	540,000	546,085
Class M4, 6.1594% 9/25/34 (d)	460,000	467,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Bear Stearns Asset Backed Securities I: – continued
Series 2004-BO1:
Class M5, 6.3594% 9/25/34 (d)	$ 435,000	$ 442,952
Series 2004-HE8:
Class M1, 5.6094% 9/25/34 (d)	1,800,000	1,808,622
Class M2, 6.1594% 9/25/34 (d)	890,000	893,354
BMW Vehicle Owner Trust Series 2005-A Class B,
4.42% 4/25/11	1,035,000	1,016,385
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.2763% 6/15/10 (d)	1,240,000	1,246,618
Series 2006-1 Class B, 5.26% 10/15/10	500,000	496,017
Capital One Auto Finance Trust:
Series 2005-A Class A3, 4.28% 7/15/09	2,165,000	2,145,365
Series 2005 BSS:
Class B, 4.32% 5/15/10	1,430,000	1,398,160
Series D, 4.8% 9/15/12	1,220,000	1,178,291
Capital One Master Trust:
Series 1999-3 Class B, 5.3813% 9/15/09 (d)	1,000,000	999,932
Series 2001-1 Class B, 5.4113% 12/15/10 (d)	1,700,000	1,709,936
Series 2001-6 Class C, 6.7% 6/15/11 (a)	3,200,000	3,284,000
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,386,647
Capital One Prime Auto Receivable Trust Series 2005-1
Class B, 4.58% 8/15/12	1,850,000	1,804,050
Capital Trust Ltd. Series 2004-1:
Class A2, 5.3725% 7/20/39 (a)(d)	645,000	645,988
Class B, 5.6725% 7/20/39 (a)(d)	340,000	342,735
Class C, 6.0225% 7/20/39 (a)(d)	435,000	438,054
CDC Mortgage Capital Trust Series 2002-HE2 Class M1,
5.6594% 1/25/33 (d)	835,059	835,645
Chase Credit Card Master Trust Series 2003-6 Class B,
5.2513% 2/15/11 (d)	2,150,000	2,164,966
Chase Credit Card Owner Trust Series 2004-1 Class B,
5.1013% 5/15/09 (d)	875,000	874,940
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.3713% 6/15/12 (d)	3,305,000	3,324,856
Series 2006-C3 Class C3, 5.07% 6/15/11 (d)	2,905,000	2,905,000
CIT Equipment Collateral Trust Series 2006-VT1:
Class A3, 5.13% 12/21/08	2,870,000	2,861,031
Class B, 5.23% 2/20/13	1,063,115	1,060,018
Class D, 5.48% 2/20/13	1,183,832	1,177,968
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 5.7% 2/9/09 (d)	3,000,000	3,022,545
Series 2003-C1 Class C1, 5.65% 4/7/10 (d)	2,600,000	2,645,407

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 5.3694% 12/25/33 (a)(d)	$ 1,314,572	$ 1,314,708
CNH Equipment Trust Series 2005-B Class B, 4.57%
7/16/12	830,000	795,941
College Loan Corp. Trust I Series 2006-1 Class AIO,
10% 7/25/08 (f)	5,690,000	1,195,393
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 6.9594% 9/25/32 (d)	2,410,000	2,422,560
Series 2004-2:
Class 3A4, 5.2094% 7/25/34 (d)	553,089	553,363
Class M1, 5.4594% 5/25/34 (d)	1,075,000	1,078,152
Series 2004-3 Class 3A4, 5.2094% 8/25/34 (d)	958,423	959,116
Series 2004-4:
Class A, 5.3294% 8/25/34 (d)	241,405	241,641
Class M1, 5.4394% 7/25/34 (d)	775,000	779,244
Class M2, 5.4894% 6/25/34 (d)	920,000	923,682
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A
Class C, 5.074% 6/15/35 (a)	974,000	936,430
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1:
Class B1, 6.7594% 4/25/34 (d)	1,295,000	1,294,933
Class M3, 5.6094% 4/25/34 (d)	1,315,000	1,314,934
Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,090,000	2,048,161
Discover Card Master Trust I Series 2003-4 Class B1,
5.2313% 5/16/11 (d)	1,775,000	1,784,602
Diversified REIT Trust Series 2000-1A Class A2, 6.971%
3/8/10 (a)	1,500,000	1,539,988
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (a)	1,035,000	1,022,493
Series 2005-3 Class A3, 4.99% 10/15/10 (a)	2,665,000	2,646,665
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5:
Class AB1, 4.5086% 5/28/35 (d)	752,402	752,167
Class AB3, 4.6418% 5/28/35 (d)	378,647	378,647
Class AB8, 4.6019% 5/28/35 (d)	298,536	298,443
First Franklin Mortgage Loan Trust Series 2006-FF4N
Class N1, 5.5% 3/25/36 (a)	840,959	839,383
First Investors Auto Owner Trust Series 2006-A Class A3,
4.93% 2/15/11 (a)	1,220,000	1,209,611
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	3,999,938
Class B, 3.88% 1/15/10	590,000	572,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.4094% 2/25/34 (d)	$ 150,000	$ 150,214
Class M2, 5.4594% 2/25/34 (d)	150,000	150,265
Series 2004-A Class M2, 6.1094% 1/25/34 (d)	1,100,000	1,109,918
Series 2004-C:
Class M1, 5.6094% 8/25/34 (d)	1,120,000	1,131,896
Class M3, 6.1094% 8/25/34 (d)	3,000,000	3,051,354
Series 2004 D:
Class M4, 5.9094% 11/25/34 (d)	295,000	297,309
Class M5, 5.9594% 11/25/34 (d)	245,000	246,930
Series 2005-A Class 2A2, 5.1994% 2/25/35 (d)	2,382,676	2,384,646
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,500,000	1,474,219
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (a)(f)	74,358,997	1,099,026
Series 2005-2 Class IO, 0.5242% 9/15/17 (a)(f)	134,240,000	1,503,488
Greenpoint Credit LLC Series 2001-1 Class 1A,
5.2625% 4/20/32 (d)	671,829	670,487
GSAMP Trust:
Series 2002-NC1 Class A2, 5.2794% 7/25/32 (d)	4,389	4,432
Series 2003-HE2 Class M1, 5.6094% 8/25/33 (d)	650,000	652,951
Series 2005-MTR1 Class A1, 5.0994% 10/25/35 (d)	2,744,754	2,744,754
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 6.0394% 5/25/30 (a)(d)	3,050,000	3,050,000
Harwood Street Funding I LLC Series 2004-1A
Class CTFS, 6.9225% 9/20/09 (a)(d)	4,400,000	4,406,662
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.3094% 6/25/32 (d)	5,664	5,665
Series 2003-3 Class A4, 5.4194% 2/25/33 (d)	493	494
Series 2003-5 Class A2, 5.3094% 12/25/33 (d)	238,664	238,853
Series 2003-7 Class A2, 5.3394% 3/25/34 (d)	337,512	337,709
Series 2003-8 Class M1, 5.6794% 4/25/34 (d)	845,000	853,108
Series 2004-1 Class M2, 6.1594% 6/25/34 (d)	655,000	661,386
Series 2004-2 Class A2, 5.2494% 7/25/34 (d)	164,579	164,680
Series 2004-3:
Class M1, 5.5294% 8/25/34 (d)	425,000	427,468
Class M2, 6.1594% 8/25/34 (d)	465,000	471,742
Series 2004-6 Class A2, 5.3094% 12/25/34 (d)	1,622,500	1,626,075
Household Automotive Trust Series 2004-1 Class A4,
3.93% 7/18/11	1,170,000	1,140,701
Household Home Equity Loan Trust Series 2003-2
Class M, 5.5025% 9/20/33 (d)	178,918	179,151

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Household Mortgage Loan Trust Series 2004-HC1
Class A, 5.2725% 2/20/34 (d)	$ 520,186	$ 520,816
Household Private Label Credit Card Master Note Trust I
Series 2002-2 Class B, 5.4513% 1/18/11 (d)	1,000,000	1,003,497
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.2363% 1/20/35 (d)	432,095	432,703
Class M2, 5.2663% 1/20/35 (d)	324,071	324,861
Series 2005-3 Class A1, 5.0363% 1/20/35 (d)	2,635,392	2,637,210
Hyundai Auto Receivables Trust Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,083,884
Class C, 4.22% 2/15/12	185,000	180,558
Lancer Funding Ltd. Series 2006-1A Class A3, 6.6367%
4/6/46 (a)(d)	1,000,000	1,000,000
Marriott Vacation Club Owner Trust Series 2005-2
Class A, 5.25% 10/20/27 (a)	1,197,139	1,178,434
MASTR Asset Backed Securities Trust Series 2004-FRE1
Class M1, 5.5094% 7/25/34 (d)	1,146,000	1,151,944
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 5.2763% 10/15/08 (d)	1,350,000	1,349,797
Series 2001-B2 Class B2, 5.2613% 1/15/09 (d)	4,750,000	4,751,530
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,023,363
Series 2002-B2 Class B2, 5.2813% 10/15/09 (d)	3,600,000	3,610,512
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.3983% 9/15/10 (d)	1,500,000	1,507,033
Series 1998-G Class B, 5.3013% 2/17/09 (d)	1,550,000	1,550,371
Series 2000-L Class B, 5.4013% 4/15/10 (d)	650,000	653,186
Meritage Mortgage Loan Trust Series 2004-1 Class M1,
5.4594% 7/25/34 (d)	425,000	424,978
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.6094% 7/25/34 (d) .	1,145,000	1,151,858
Series 2004-CB6 Class A1, 5.2894% 7/25/35 (d)	716,298	718,788
Series 2004-FM1 Class M2, 6.1094% 1/25/35 (d)	300,000	310,069
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.2994% 8/25/34 (d)	1,311,061	1,314,866
Series 2004-NC6 Class A2, 5.2994% 7/25/34 (d)	355,490	356,974
Series 2004-NC7 Class A3, 5.2594% 7/25/34 (d)	1,701,565	1,702,104
Morgan Stanley Dean Witter Capital I Trust:
Series 2001 NC1 Class M2, 6.5644% 10/25/31 (d)	28,066	28,094
Series 2002-AM3 Class A3, 5.4494% 2/25/33 (d)	79,980	80,189
Series 2002-HE2 Class M1, 5.6594% 8/25/32 (d)	1,150,000	1,151,422
Series 2002-NC1 Class M1, 5.7594%
2/25/32 (a)(d)	616,912	617,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1 Class M1, 6.0094% 11/25/32 (d) .	$ 500,739	$ 502,527
National Collegiate Funding LLC Series 2004-GT1
Class IO1, 7.87% 6/25/10 (a)(d)(f)	1,725,000	493,310
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	1,885,000	850,908
Series 2005-2 Class AIO, 7.73% 3/25/12 (f)	1,265,000	349,659
Series 2005-3W Class AIO1, 4.8% 7/25/12 (f)	4,090,000	766,875
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	900,000	203,220
Navistar Financial Corp. Owner Trust Series 2005-A
Class A4, 4.43% 1/15/14	1,165,000	1,134,652
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7%
10/15/08	3,120,000	3,098,816
Nissan Auto Receivables Owner Trust Series 2005-A
Class A4, 3.82% 7/15/10	1,210,000	1,177,081
Northstar Education Finance, Inc., Delaware Series
2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,668,992
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	890,000	879,504
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-4 Class A2A1, 5.0794% 8/25/36 (d)	2,528,984	2,529,199
Park Place Securities NIM Trust Series 2004-WHQN2
Class A, 4% 2/25/35 (a)	71,081	70,370
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.0594% 1/25/35 (d)	1,905,000	1,930,571
Series 2004-WCW1:
Class M1, 5.5894% 9/25/34 (d)	640,000	647,415
Class M2, 5.6394% 9/25/34 (d)	380,000	383,337
Class M3, 6.2094% 9/25/34 (d)	730,000	739,178
Class M4, 6.4094% 9/25/34 (d)	1,000,000	1,012,391
Series 2004-WCW2 Class A2, 5.3394%
10/25/34 (d)	830,122	831,709
Series 2004-WHQ2 Class A3E, 5.3794%
2/25/35 (d)	977,072	979,472
Residential Asset Mortgage Products, Inc.:
Series 2003 RZ2 Class A1, 3.6% 4/25/33	344,302	333,380
Series 2004-RS10 Class MII2, 6.2094% 10/25/34 (d)	2,600,000	2,647,020
Series 2005-SP2 Class 1A1, 5.1094% 5/25/44 (d)	1,519,296	1,519,547
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-UP1 Class A, 3.45% 4/25/32 (a)	471,486	449,016
Saxon Asset Securities Trust Series 2004-2 Class MV1,
5.5394% 8/25/35 (d)	980,000	983,911

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
SBA CMBS Trust Series 2005 1A:
Class D, 6.219% 11/15/35 (a)	$ 1,370,000	$ 1,367,066
Class E, 6.706% 11/15/35 (a)	365,000	360,457
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1:
Class A2, 5.2094% 2/25/34 (d)	457,300	457,277
Class M1, 5.4794% 2/25/34 (d)	610,000	611,720
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.11% 6/15/21 (d)	1,800,000	1,810,470
Series 2004 A:
Class B, 5.49% 6/15/33 (d)	400,000	405,788
Class C, 5.86% 6/15/33 (d)	1,020,000	1,032,502
Series 2004-B Class C, 5.78% 9/15/33 (d)	1,900,000	1,899,050
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41%
7/25/25	2,500,000	2,459,725
Structured Asset Securities Corp. Series 2005-5N
Class 3A1A, 5.2594% 11/25/35 (d)	2,788,462	2,790,714
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 5.3513% 3/15/11 (a)(d)	2,520,000	2,519,606
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 6.1013% 6/15/10 (d)	1,405,000	1,408,264
Terwin Mortgage Trust Series 2003-4HE Class A1,
5.3894% 9/25/34 (d)	345,311	346,883
Triad Auto Receivables Owner Trust Series 2002-A
Class A4, 3.24% 8/12/09	745,985	739,130
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	1,851,205	1,840,671
Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,561,886
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	4,897,770
Class D, 4.07% 2/17/12	744,647	734,380
Series 2004-4 Class D, 3.58% 5/17/12	635,580	623,410
Series 2005-1:
Class A3, 3.59% 10/19/09	3,465,000	3,420,442
Class D, 4.09% 8/15/12	555,508	545,497
Series 2005-3 Class C, 4.54% 5/17/13	850,000	831,578
Whinstone Capital Management Ltd. Series 1A Class B3,
6% 10/25/44 (a)(d)	3,320,000	3,320,000
World Omni Auto Receivables Trust Series 2005-A
Class A3, 3.54% 6/12/09	1,080,000	1,064,843
TOTAL ASSET BACKED SECURITIES
(Cost $263,641,579)		262,793,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Collateralized Mortgage Obligations 11.1%
	Principal	Value (Note 1)
	Amount
Private Sponsor 7.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.3594% 1/25/34 (d)	$ 577,599	$ 579,445
Series 2004-2 Class 7A3, 5.3594% 2/25/35 (d)	1,202,674	1,206,617
Series 2004-4 Class 5A2, 5.3594% 3/25/35 (d)	481,067	481,885
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1215% 8/25/35 (d)	3,058,616	3,035,294
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.2394% 1/25/35 (d)	778,195	779,368
Series 2005-2 Class 1A1, 5.2094% 3/25/35 (d)	1,937,902	1,937,899
Series 2005-5 Class 1A1, 5.1794% 7/25/35 (d)	1,283,243	1,282,871
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	618,836	616,534
Series 2002-32 Class 2A3, 5% 1/25/18	32,838	32,729
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.3294% 5/25/34 (d) .	226,675	226,530
Series 2004-AR5 Class 11A2, 5.3294% 6/25/34 (d)	311,103	310,551
Series 2004-AR8 Class 8A2, 5.3394% 9/25/34 (d) .	533,519	534,987
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.27% 12/20/54 (d)	1,800,000	1,801,260
Series 2005-4:
Class C1, 5.2% 12/20/54 (d)	1,350,000	1,349,789
Class M2, 5.05% 12/20/54 (d)	1,300,000	1,299,797
Series 2006-1A Class C2, 5.2569% 12/20/54 (a)(d)	1,100,000	1,099,681
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 5.83% 3/20/44 (d)	1,920,000	1,921,200
Series 2004-2 Class 1C, 5.63% 6/20/44 (d)	261,916	262,147
Holmes Financing No. 8 PLC floater Series 2:
Class B, 4.77% 7/15/40 (d)	565,000	564,774
Class C, 5.32% 7/15/40 (d)	1,295,000	1,297,979
Homestar Mortgage Acceptance Corp. floater
Series 2004-5 Class A1, 5.4094% 10/25/34 (d)	1,559,513	1,567,976
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.3494% 10/25/34 (d)	526,413	527,764
Series 2004-9:
Class M2, 5.6094% 1/25/35 (d)	557,121	559,169
Class M3, 5.6594% 1/25/35 (d)	412,990	414,343
Class M4, 6.0094% 1/25/35 (d)	210,653	211,188
Series 2005-1:
Class M1, 5.4194% 4/25/35 (d)	515,161	516,227
Class M2, 5.4594% 4/25/35 (d)	888,653	890,370
Class M3, 5.4894% 4/25/35 (d)	218,943	219,316

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3,
4.9624% 11/25/35 (d)	$ 400,000	$ 390,045
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 5.2081% 9/26/45 (a)(d)	1,444,522	1,446,102
Lehman XS Trust floater Series 2006-GP1 Class A1,
5.09% 5/25/46 (d)	3,710,000	3,710,000
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	250,091	246,418
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.237% 8/25/17 (d)	1,201,380	1,208,809
MASTR Adjustable Rate Mortgages Trust floater Series
2005-1 Class 1A1, 5.2294% 3/25/35 (d)	1,069,101	1,071,730
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.3494% 3/25/28 (d)	1,264,571	1,271,926
Series 2003-F Class A2, 4.43% 10/25/28 (d)	1,551,561	1,553,251
Series 2004-B Class A2, 4.83% 6/25/29 (d)	2,197,864	2,194,094
Series 2004-C Class A2, 5.01% 7/25/29 (d)	1,448,174	1,444,915
Series 2004-D Class A2, 5.3238% 9/25/29 (d)	1,316,412	1,316,425
Series 2003-E Class XA1, 0.9967% 10/25/28 (d)(f) .	6,921,567	63,062
Series 2003-G Class XA1, 1% 1/25/29 (f)	6,052,943	61,181
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	5,284,187	54,719
Mortgage Asset Backed Securities Trust floater
Series 2002-NC1 Class M1, 5.8094% 10/25/32 (d) .	119,996	120,234
MortgageIT Trust floater Series 2004-2:
Class A1, 5.3294% 12/25/34 (d)	937,920	937,388
Class A2, 5.4094% 12/25/34 (d)	1,267,928	1,279,271
Opteum Mortgage Acceptance Corp. floater
Series 2005-3 Class APT, 5.2494% 7/25/35 (d)	2,483,907	2,486,236
Permanent Financing No. 3 PLC floater Series 2 Class C,
5.93% 6/10/42 (d)	605,000	608,238
Permanent Financing No. 4 PLC floater Series 2:
Class C, 5.6% 6/10/42 (d)	1,495,000	1,501,413
Class M, 5.21% 6/10/42 (d)	345,000	344,571
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.53% 6/10/42 (d)	915,000	918,752
Series 3 Class C, 5.7% 6/10/42 (d)	1,935,000	1,951,835
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125%
4/25/31	788,112	788,104
Series 2005-AR5 Class 1A1, 4.8414% 9/19/35 (d) .	858,790	849,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Collateralized Mortgage Obligations continued
		Principal	Value (Note 1)
		Amount
Private Sponsor continued
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (a)(f)		$20,701,520	$ 97,655
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (d)		489,025	488,905
Series 2003-6 Class A2, 4.69% 11/20/33 (d)		1,134,065	1,134,005
Series 2003-7 Class A2, 4.925% 1/20/34 (d)		1,209,682	1,209,640
Series 2004-2 Class A, 5.21% 3/20/34 (d)		535,983	536,856
Series 2004-3 Class A, 5.3063% 5/20/34 (d)		1,217,244	1,217,504
Series 2004-4 Class A, 4.62% 5/20/34 (d)		1,021,334	1,021,275
Series 2004-5 Class A3, 4.86% 6/20/34 (d)		1,071,204	1,071,204
Series 2004-6 Class A3A, 4.9644% 6/20/35 (d)		884,693	884,096
Series 2004-7 Class A3A, 5.265% 8/20/34 (d)		967,463	966,716
Series 2004-8 Class A2, 5.31% 9/20/34 (d)		1,308,729	1,310,048
Series 2005-1 Class A2, 4.97% 2/20/35 (d)		1,010,675	1,009,395
Series 2003-7 Class X1, 0.6186% 1/20/34 (d)(f)		53,856,830	336,605
Series 2003-8 Class X1, 0.6216% 1/20/34 (d)(f)		31,349,261	205,730
Series 2004-1 Class X1, 0.8% 2/20/34 (f)		6,782,291	26,494
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2005-10 Class A1, 5.1594% 6/25/35 (d)		1,089,369	1,089,369
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 5.3594% 9/25/33 (a)(d)		322,529	322,750
Wachovia Mortgage Loan Trust LLC Series 2005-B
Class 2A4, 5.1893% 10/20/35 (d)		320,000	314,817
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 5.1594%
8/25/45 (d)		2,144,868	2,143,952
Series 2005-AR13 Class A1C1, 5.1494%
10/25/45 (d)		1,675,862	1,674,954
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33		211,280	214,000
Series 2004-RA2 Class 2A, 7% 7/25/33		342,485	349,656
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18		1,677,699	1,602,727
Series 2004-M Class A3, 4.6807% 8/25/34 (d)		3,052,808	3,030,818
Series 2005-AR2 Class 2A2, 4.57% 3/25/35		5,045,528	4,919,279
Series 2005-AR4 Class 2A2, 4.5306% 4/25/35 (d)	.	8,453,241	8,227,634
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (d)	.	8,032,442	7,903,093
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)		3,295,000	3,258,248

TOTAL PRIVATE SPONSOR			99,913,561

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency 3.6%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 1,238,596	$ 1,261,300
Series 1994-30 Class JA, 5% 7/25/23	657,948	654,260
Fannie Mae guaranteed REMIC pass thru certificates:
sequential pay:
Series 2001-40 Class Z, 6% 8/25/31	1,560,375	1,563,464
Series 2003-76 Class BA, 4.5% 3/25/18	4,132,953	3,979,505
Series 2004-3 Class BA, 4% 7/25/17	174,967	167,060
Series 2004-86 Class KC, 4.5% 5/25/19	687,148	661,458
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	752,158	14,482
Freddie Mac sequential pay Series 2114 Class ZM, 6%
1/15/29	692,062	696,954
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	307,202	298,950
Series 2489 Class PD, 6% 2/15/31	561,313	563,253
Series 2535 Class PC, 6% 9/15/32	1,975,000	1,976,537
Series 2640 Class QG, 2% 4/15/22	402,347	390,246
Series 2660 Class ML, 3.5% 7/15/22	12,165,000	11,869,654
Series 2690 Class PD, 5% 2/15/27	2,980,000	2,941,792
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,117,713
Series 2901 Class UM, 4.5% 1/15/30	5,500,000	5,366,820
sequential pay:
Series 2523 Class JB, 5% 6/15/15	1,270,160	1,263,272
Series 2609 Class UJ, 6% 2/15/17	1,713,857	1,724,091
Series 2635 Class DG, 4.5% 1/15/18	4,623,652	4,458,182
Series 2780 Class A, 4% 12/15/14	4,470,685	4,317,941
Series 2786 Class GA, 4% 8/15/17	1,964,939	1,875,319
Series 1803 Class A, 6% 12/15/08	335,552	336,792
Ginnie Mae guaranteed REMIC pass thru securities
planned amortization class Series 2002-5 Class PD,
6.5% 5/16/31	490,305	492,697

TOTAL U.S. GOVERNMENT AGENCY		48,991,742

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $149,920,227)		148,905,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Commercial Mortgage Securities 9.4%
	Principal	Value (Note 1)
	Amount
280 Park Avenue Trust floater Series 2001-280
Class X1, 1.0077% 2/3/11 (a)(d)(f)	$15,212,897	$ 573,920
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	53,715	54,355
Series 1997-D5 Class PS1, 1.107% 2/14/43 (d)(f)	10,222,518	428,606
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64%
11/10/42	2,930,000	2,894,284
Series 2002-2 Class XP, 1.7835% 7/11/43 (a)(d)(f)	7,279,323	375,872
Series 2003-2 Class XP, 0.4123% 3/11/41 (a)(d)(f)	27,233,069	284,888
Series 2004-6 Class XP, 0.6217% 12/10/42 (d)(f)	14,145,574	301,609
Series 2005-4 Class XP, 0.2073% 7/10/45 (d)(f)	17,628,265	188,670
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.2213% 11/15/15 (a)(d)	1,145,000	1,146,007
Class C, 5.3713% 11/15/15 (a)(d)	235,000	235,500
Class D, 5.4513% 11/15/15 (a)(d)	365,000	366,755
Class F, 5.8013% 11/15/15 (a)(d)	260,000	260,876
Class H, 6.3013% 11/15/15 (a)(d)	235,000	236,374
Class J, 6.8513% 11/15/15 (a)(d)	245,000	247,008
Class K, 7.5013% 11/15/15 (a)(d)	220,000	219,036
Series 2006 LAQ:
Class H, 5.6025% 2/9/21 (a)(d)	650,000	649,964
Class J, 5.6925% 2/9/21 (a)(d)	470,000	469,974
Class K, 5.9225% 2/9/21 (a)(d)	1,305,000	1,304,927
Series 2006-ESH:
Class A, 5.74% 7/14/11 (a)(d)	1,381,181	1,375,712
Class B, 5.84% 7/14/11 (a)(d)	688,752	686,028
Class C, 5.99% 7/14/11 (a)(d)	1,379,342	1,373,895
Class D, 6.62% 7/14/11 (a)(d)	801,662	799,035
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.5394% 12/25/33 (a)(d) .	2,544,799	2,554,342
Series 2004-1:
Class A, 5.3194% 4/25/34 (a)(d)	1,115,317	1,116,711
Class B, 6.8594% 4/25/34 (a)(d)	139,415	140,722
Class M1, 5.5194% 4/25/34 (a)(d)	69,707	69,882
Class M2, 6.1594% 4/25/34 (a)(d)	69,707	70,404
Series 2004-2:
Class A, 5.3894% 8/25/34 (a)(d)	1,221,306	1,225,123
Class M1, 5.5394% 8/25/34 (a)(d)	393,841	396,057

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Bayview Commercial Asset Trust: – continued
floater:
Series 2004-3:
Class A1, 5.3294% 1/25/35 (a)(d)	$ 1,362,675	$ 1,366,082
Class A2, 5.3794% 1/25/35 (a)(d)	212,918	213,184
Series 2005-4A:
Class A2, 5.3494% 1/25/36 (a)(d)	1,569,332	1,570,313
Class B1, 6.3594% 1/25/36 (a)(d)	98,083	99,064
Class M1, 5.4094% 1/25/36 (a)(d)	490,416	491,642
Class M2, 5.4294% 1/25/36 (a)(d)	196,167	196,780
Class M3, 5.4594% 1/25/36 (a)(d)	196,167	196,780
Class M4, 5.5694% 1/25/36 (a)(d)	98,083	98,451
Class M5, 5.6094% 1/25/36 (a)(d)	98,083	98,451
Class M6, 5.6594% 1/25/36 (a)(d)	98,083	98,451
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	12,104,876	669,551
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 5.6013%
6/15/17 (a)(d)	2,265,000	2,269,286
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (a)	625,000	615,384
Series 2002-TOP8 Class X2, 2.1031%
8/15/38 (a)(d)(f)	7,763,326	540,538
Series 2003-PWR2 Class X2, 0.5776%
5/11/39 (a)(d)(f)	20,445,140	422,008
Series 2003-T12 Class X2, 0.7259%
8/13/39 (a)(d)(f)	19,331,772	414,547
Series 2004-PWR6 Class X2, 0.677%
11/11/41 (a)(d)(f)	8,167,168	244,443
Series 2005-PWR9 Class X2, 0.4057% 9/11/42 (a)(f)	51,415,000	1,029,123
CDC Commercial Mortgage Trust Series 2002-FX1
Class XCL, 0.6989% 5/15/35 (a)(d)(f)	43,447,607	2,380,872
Chase Commercial Mortgage Securities Corp. sequential
pay Series 1999-2 Class A1, 7.032% 1/15/32	184,271	184,988
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211%
9/20/51 (a)	985,000	945,813
Series 2004-C2 Class XP, 0.9799% 10/15/41 (a)(d)(f)	9,734,251	376,971
COMM:
floater:
Series 2002-FL6 Class G, 6.8013% 6/14/14 (a)(d)	800,000	800,000
Series 2002-FL7:
Class D, 5.4713% 11/15/14 (a)(d)	118,857	119,046
Class H, 7.1513% 11/15/14 (a)(d)	1,232,000	1,232,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
COMM: – continued
Series 2004-LBN2 Class X2, 1.0437%
3/10/39 (a)(d)(f)	$ 3,237,429	$ 103,092
Commercial Mortgage Acceptance Corp.
Series 1998-C2 Class B, 5.7252% 9/15/30 (d)	3,420,000	3,478,760
Commercial Mortgage Asset Trust sequential pay
Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	695,853
Commercial Mortgage pass thru certificates:
floater Series 2004-HTL1:
Class B, 5.3513% 7/15/16 (a)(d)	41,120	41,128
Class D, 5.4513% 7/15/16 (a)(d)	95,553	95,573
Class E, 5.6513% 7/15/16 (a)(d)	67,426	67,446
Class F, 5.7013% 7/15/16 (a)(d)	72,411	72,470
Class H, 6.2013% 7/15/16 (a)(d)	206,928	207,222
Class J, 6.3513% 7/15/16 (a)(d)	80,225	80,279
Class K, 7.2513% 7/15/16 (a)(d)	90,132	90,225
Series 2005-LP5 Class XP, 0.3684% 5/10/43 (d)(f)	18,895,000	291,573
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 5.4013% 12/15/21 (a)(d)	350,000	349,999
Class B, 5.6513% 12/15/21 (a)(d)	915,000	914,995
Series 2005-TFLA:
Class C, 5.1413% 2/15/20 (a)(d)	1,210,000	1,210,779
Class E, 5.2313% 2/15/20 (a)(d)	440,000	440,361
Class F, 5.2813% 2/15/20 (a)(d)	375,000	375,190
Class G, 5.4213% 2/15/20 (a)(d)	110,000	110,097
Class H, 5.6513% 2/15/20 (a)(d)	155,000	155,137
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	2,989,755	3,131,252
Series 2004-C1 Class A2, 3.516% 1/15/37	3,035,000	2,914,210
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	18,770,889	570,703
Series 2003-C3 Class ASP, 1.8185%
5/15/38 (a)(d)(f)	23,826,557	1,179,562
Series 2003-C4 Class ASP, 0.4324%
8/15/36 (a)(d)(f)	16,647,057	240,936
Series 2004-C1 Class ASP, 0.9369%
1/15/37 (a)(d)(f)	15,583,964	487,876
Series 2005-C1 Class ASP, 0.4193%
2/15/38 (a)(d)(f)	19,352,736	326,694
Series 2005-C2 Class ASP, 0.5924%
4/15/37 (a)(d)(f)	16,186,500	420,074
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	975,000	1,011,247
See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
DLJ Commercial Mortgage Corp. sequential pay
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	$ 188,345	$ 188,975
Class A1B, 7.62% 6/10/33	1,770,000	1,901,150
EQI Financing Partnership I LP Series 1997-1 Class B,
7.37% 12/20/15 (a)	361,582	365,070
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24%
5/15/06 (a)	1,000,000	1,000,917
Series 174 Class B1, 7.33% 5/15/06 (a)	500,000	500,473
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	2,053,129	2,078,329
GE Capital Commercial Mortgage Corp. Series 2001-1
Class X1, 0.4789% 5/15/33 (a)(d)(f)	11,114,325	379,803
GE Capital Mall Finance Corp. Series 1998-1A
Class B2, 6.7547% 9/13/28 (a)(d)	1,490,000	1,548,020
GE Commercial Mortgage Corp. sequential pay
Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,907,886
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 5.6013%
2/15/14 (a)(d)	421,812	421,810
sequential pay Series 2001-C1A Class A2, 5.007%
11/15/11 (a)	1,257,425	1,255,935
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36 (a)	735,000	727,762
Class C, 5.707% 2/15/36 (a)	910,000	901,837
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	763,014	773,832
Series 2006-C1 Class XP, 4.975% 11/10/45	1,659,721	1,643,647
Series 2003-C3 Class X2, 0.7143%
12/10/38 (a)(d)(f)	19,655,179	458,233
Series 2004-C3 Class X2, 0.7315% 12/10/41 (d)(f)	13,285,330	331,186
Series 2006-C1 Class XP, 0.1669% 11/10/45 (d)(f)	23,660,000	233,635
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	1,150,000	1,132,186
Series 2003-C1 Class XP, 2.0977% 7/5/35 (a)(d)(f)	12,056,266	690,331
Series 2003-C2 Class XP, 1.0327% 1/5/36 (a)(d)(f)	22,517,784	734,645
Series 2005-GG3 Class XP, 0.8029%
8/10/42 (a)(d)(f)	58,435,000	1,786,042
GS Mortgage Securities Corp. II sequential pay
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,660,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Commercial Mortgage Securities continued
		Principal	Value (Note 1)
		Amount
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055%
10/3/15 (a)		$ 572,791	$ 594,396
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)		1,275,000	1,324,127
Host Marriott Pool Trust sequential pay Series
1999-HMTA:
Class A, 6.98% 8/3/15 (a)		418,609	429,431
Class B, 7.3% 8/3/15 (a)		505,000	532,362
Class D, 7.97% 8/3/15 (a)		425,000	456,885
JPMorgan Chase Commercial Mortgage Securities
Corp.:
sequential pay Series 2001-C1 Class A2, 5.464%
10/12/35		2,846,171	2,839,771
Series 2002-C3 Class X2, 1.2396% 7/12/35 (a)(d)(f)		6,184,400	198,768
Series 2003-CB7 Class X2, 0.7784%
1/12/38 (a)(d)(f)		4,338,099	115,345
Series 2003-LN1 Class X2, 0.6878%
10/15/37 (a)(d)(f)		26,278,568	588,572
Series 2004-C1 Class X2, 0.9964% 1/15/38 (a)(d)(f)		3,989,019	141,321
Series 2004-CB8 Class X2, 1.162% 1/12/39 (a)(d)(f)		4,864,265	196,583
LB Commercial Conduit Mortgage Trust sequential pay:
Series 1998-C4 Class A1B, 6.21% 10/15/35		2,725,834	2,770,016
Series 1999-C1 Class A2, 6.78% 6/15/31		2,650,000	2,738,330
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086%
5/15/27		1,465,000	1,403,060
Series 2002-C4 Class XCP, 1.4449%
10/15/35 (a)(d)(f)		12,294,694	484,770
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(f)	.	12,741,084	302,824
Series 2003-C1 Class XCP, 1.3864%
12/15/36 (a)(d)(f)		6,459,319	237,766
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(f)		10,840,783	407,288
Series 2004-C6 Class XCP, 0.7189%
8/15/36 (a)(d)(f)		15,813,751	386,355
Series 2005-C7 Class XCP, 0.2174% 11/15/40 (d)(f)		82,165,000	906,288
Series 2006-C1 Class XCP, 0.3518% 2/15/41 (d)(f)	.	63,405,000	1,213,610
LB-UBS Westfield Trust Series 2001-WM Class X,
0.5415% 7/14/16 (a)(d)(f)		12,283,495	322,519
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater Series 2003-LLFA:
Class A2, 5.2913% 12/16/14 (a)(d)		665,466	665,515
Class E, 5.8013% 12/16/14 (a)(d)		2,080,000	2,080,341
Class J, 6.9513% 12/16/14 (a)(d)		1,420,000	1,410,757
Class K1, 7.4513% 12/16/14 (a)(d)		730,000	724,453

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5506%
7/12/34 (a)(d)(f)	$ 5,473,083	$ 209,946
Series 2005-MCP1 Class XP, 0.5948% 6/12/43 (d)(f)	15,698,132	448,756
Series 2005-MKB2 Class XP, 0.3063% 9/12/42 (d)(f)	7,640,446	100,530
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	1,584	1,582
Series 1999-LIFE Class A1, 6.97% 4/15/33	353,512	358,944
Series 2003-IQ5 Class A2, 4.09% 4/15/38	1,085,000	1,061,284
Series 1997-RR Class C, 7.3486% 4/30/39 (a)(d)	715,842	716,023
Series 2003-IQ5 Class X2, 0.9879%
4/15/38 (a)(d)(f)	9,028,589	291,552
Series 2003-IQ6 Class X2, 0.5991%
12/15/41 (a)(d)(f)	15,750,625	393,334
Series 2005-HQ5 Class X2, 0.3774% 1/14/42 (d)(f) .	17,001,554	240,128
Series 2005-IQ9 Class X2, 1.0698%
7/15/56 (a)(d)(f)	14,860,878	650,819
Series 2005-TOP17 Class X2, 0.6248%
12/13/41 (d)(f)	11,372,604	328,495
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 5.73% 8/5/14 (a)(d)	35,687	35,737
Class F, 6.98% 8/5/14 (a)(d)	140,875	140,389
Series 2003-HQ2 Class X2, 1.4014%
3/12/35 (a)(d)(f)	11,724,908	609,458
Series 2003-TOP9 Class X2, 1.5092%
11/13/36 (a)(d)(f)	7,763,515	396,689
Mortgage Capital Funding, Inc. sequential pay
Series 1998-MC2 Class A2, 6.423% 6/18/30	1,091,709	1,109,087
Nationslink Funding Corp.:
sequential pay Series 1999-2 Class A1C, 7.03%
6/20/31	106,159	106,563
Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,108,629
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 5.43% 3/24/18 (a)(d)	1,237,175	1,237,175
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	572,633	581,272
Class E3, 7.253% 3/15/13 (a)	842,203	864,451
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A:
Class KHP1, 5.2513% 1/15/18 (a)(d)	375,000	375,164
Class KHP2, 5.4513% 1/15/18 (a)(d)	375,000	375,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Wachovia Bank Commercial Mortgage Trust: – continued
floater:
Series 2005-WL5A:
Class KHP3, 5.7513% 1/15/18 (a)(d)	$ 440,000	$ 440,264
Class KHP4, 5.8513% 1/15/18 (a)(d)	345,000	345,206
Class KHP5, 6.0513% 1/15/18 (a)(d)	400,000	399,969
Series 2005-WL6A:
Class A2, 5.1513% 10/15/17 (a)(d)	1,460,000	1,460,083
Class B, 5.2013% 10/15/17 (a)(d)	290,000	290,017
Class D, 5.3313% 10/15/17 (a)(d)	585,000	584,959
sequential pay Series 2003-C7 Class A1, 4.241%
10/15/35 (a)	2,411,723	2,325,650
Series 2003-C8 Class XP, 0.6638% 11/15/35 (a)(d)(f)	12,225,979	196,792
Series 2003-C9 Class XP, 0.5908% 12/15/35 (a)(d)(f)	8,293,585	155,745
Series 2004-C14 Class PP, 4.7967% 8/15/41 (a)(d) .	1,582,285	1,499,975
Series 2005-C18 Class XP, 0.533% 4/15/42 (d)(f)	23,498,115	391,845
Series 2006-C23 Class X, 0.25% 1/15/45 (a)(f)	286,825,000	2,156,494
Series 2006-C24 Class XP, 0.016% 3/15/45 (a)(d)(f)	56,040,000	425,405
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $128,862,400)		126,290,518

Foreign Government and Government Agency Obligations 0.4%

Chilean Republic 5.625% 7/23/07	740,000	741,850
United Mexican States 10.375% 2/17/09	4,000,000	4,476,000
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,226,342)		5,217,850

Fixed Income Funds 5.3%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $71,052,236)	716,441	71,278,715

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Preferred Securities 0.3%
		Principal	Value (Note 1)
		Amount

FINANCIALS – 0.3%
Commercial Banks – 0.3%
Abbey National PLC 7.35% (d)		$ 2,150,000	$ 2,178,856
National Westminster Bank PLC 7.75% (d)		1,430,000	1,477,023
			3,655,879
TOTAL PREFERRED SECURITIES
(Cost $3,772,889)			3,655,879
Cash Equivalents 1.4%
		Maturity
		Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations), in a joint trading account at
4.78%, dated 4/28/06 due 5/1/06
(Cost $18,607,000)		$18,614,410	18,607,000

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $1,356,912,005)			1,341,088,655

NET OTHER ASSETS – (0.3)%			(3,584,309)
NET ASSETS 100%			$1,337,504,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased
Eurodollar Contracts
176 Eurodollar 90 Day Index Contracts	June 2006	$ 173,716,400	$ (346,745)
176 Eurodollar 90 Day Index Contracts	Sept. 2006	173,694,400	(357,892)
176 Eurodollar 90 Day Index Contracts	Dec. 2006	173,692,200	(287,819)
176 Eurodollar 90 Day Index Contracts	March 2007	173,707,600	(210,279)
176 Eurodollar 90 Day Index Contracts	June 2007	173,716,400	(219,954)
176 Eurodollar 90 Day Index Contracts	Sept. 2007	173,718,600	(87,654)
127 Eurodollar 90 Day Index Contracts	Dec. 2007	125,350,588	(62,946)
31 Eurodollar 90 Day Index Contracts	March 2008	30,596,225	(16,799)
2 Eurodollar 90 Day Index Contracts	June 2008	1,973,800	(1,133)
TOTAL EURODOLLAR CONTRACTS			(1,591,221)
Sold
Eurodollar Contracts
46 Eurodollar 90 Day Index Contracts	Sept. 2008	45,393,950	67,966
35 Eurodollar 90 Day Index Contracts	Dec. 2008	34,534,500	48,410
24 Eurodollar 90 Day Index Contracts	March 2009	23,679,300	31,279
TOTAL EURODOLLAR CONTRACTS			147,655

			$ (1,443,566)

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

Swap Agreements

		Notional	Value
		Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.05% and pay Merrill Lynch upon
default event of Morgan Stanley ABS
Capital I, Inc., par value of the
proportional notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	$ 400,000	$ 6,679
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004-R11 Class M9,
7.6913% 11/25/34	Dec. 2034	405,000	7,781
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE7 Class B3, 7.6913%
8/25/34	Sept. 2034	362,000	8,132
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-NC7 Class B3, 7.6913%
7/25/34	August 2034	362,000	7,654
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE8 Class B3, 7.3913%
9/25/34	Oct. 2034	362,000	8,610
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	2,371
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	362,000	2,014
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	$ 362,000	$ 2,393
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	330,000	4,473
Receive monthly notional amount multiplied
by 1.65% and pay Goldman Sachs upon
default event of Fieldstone Mortgage
Investment Corp., par value of the notional
amount of Fieldstone Mortgage Investment
Corp. Series 2004-2 Class M5, 6.3413%
7/25/34	August 2034	618,000	4,099
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	362,000	5,485
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc. Series
2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	121,647	525
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-1
Class M9, 7.3913% 2/25/34	March 2034	619,000	2,694
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.0413% 1/25/34	Feb. 2034	222,297	507

See accompanying notes which are an integral part of the financial statements.

	41	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc. upon
default event of New Century Home Equity
Loan Trust, par value of the notional
amount of New Century Home Equity Loan
Trust Series 2004-4 Class M9, 7.0788%
2/25/35	March 2035	$ 900,000	$ 8,240
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	362,000	4,426
Receive quarterly notional amount multiplied
by .25% and pay Merrill Lynch, Inc. upon
default event of Consolidated Natural Gas
Co., par value of the notional amount of
Consolidated Natural Gas Co. 6%
10/15/10	June 2007	1,000,000	2,170
Receive quarterly notional amount multiplied
by .25% and pay Merrill Lynch, Inc. upon
default event of Consolidated Natural Gas
Co., par value of the notional amount of
Consolidated Natural Gas Co. 6%
10/15/10	July 2007	2,900,000	8,120
Receive quarterly notional amount multiplied
by .26% and pay Morgan Stanley, Inc.
upon default event of Amerada Hess
Corp., par value of the notional amount of
Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,400,000	3,312
Receive quarterly notional amount multiplied
by .28% and pay Morgan Stanley, Inc.
upon default event of Amerada Hess
Corp., par value of the notional amount of
Amerada Hess 6.65% 8/15/11	March 2007	3,000,000	4,680
Receive quarterly notional amount multiplied
by .30% and pay Deutsche Bank upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	2,045,000	5,624
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	1,495,000	4,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .41% and pay Merrill Lynch, Inc. upon
default event of Talisman Energy, Inc., par
value of the notional amount of Talisman
Energy, Inc. 7.25% 10/15/27	March 2009	$ 1,000,000	$ 7,130
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	15,569
Receive quarterly notional amount multiplied
by .75% and pay Lehman Brothers, Inc.
upon default event of AOL Time Warner,
Inc., par value of the notional amount of
AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	4,500,000	77,175
Receive quarterly notional amount multiplied
by .78% and pay Goldman Sachs upon
default event of TXU Energy, par value of
the notional amount of TXU Energy Co.
LLC 7% 3/15/13	Dec. 2008	2,600,000	34,294

TOTAL CREDIT DEFAULT SWAPS		30,126,944	238,268
Total Return Swaps
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor and pay monthly notional amount
multiplied by the nominal spread depreci-
ation of the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Lehman Brothers, Inc.	Oct. 2006	8,280,000	1,926
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 15 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh-
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Lehman Brothers, Inc.	July 2006	10,000,000	12,346

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor and pay monthly notional amount
multiplied by the nominal spread depreci-
ation of the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Citibank	Sept. 2006	$13,500,000	$ 15,120
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	6,400,000	6,617

TOTAL TOTAL RETURN SWAPS		38,180,000	36,009

		$ 68,306,944	$ 274,277

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $139,900,366
or 10.5% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $978,438.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
advisor.fidelity.com. The reports are
located just after the fund’s financial
statements and quarterly reports but are
not part of the financial statements or
quarterly reports. In addition, the
fixed-income central fund’s financial
statements are available on the EDGAR
Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 44

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $6,183,348
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Aspetuck Trust
5.33% 10/16/06	12/14/05	$ 3,235,000
Iberbond 2004
PLC 4.826%
12/24/17	11/30/05	$ 2,986,657

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Ultra Short Central Fund	$ 1,779,675

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
	beginning of		Proceeds	period	end of period
Fund	period
Fidelity Ultra Short
Central Fund	$77,249,478	$ —	$6,000,024	$71,278,715	1.0%

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $11,569,000 of which $1,754,000, $3,744,000 and $6,071,000 will expire on October 31, 2007, 2008 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $18,607,000)
See accompanying schedule:
Unaffiliated issuers (cost $1,285,859,769)	$1,269,809,940
Affiliated Central Funds (cost $71,052,236)	71,278,715
Total Investments (cost $1,356,912,005)		$1,341,088,655
Cash		40,577
Receivable for investments sold		247,331
Receivable for swap agreements		13,953
Receivable for fund shares sold		2,399,987
Interest receivable		11,570,712
Receivable for daily variation on futures contracts		108,899
Swap agreements, at value		274,277
Prepaid expenses		3,841
Total assets		1,355,748,232

Liabilities
Payable for investments purchased
Regular delivery	$ 3,884,823
Delayed delivery	7,504,562
Payable for fund shares redeemed	5,315,639
Distributions payable	579,940
Accrued management fee	357,170
Distribution fees payable	278,909
Other affiliated payables	283,649
Other payables and accrued expenses	39,194
Total liabilities		18,243,886

Net Assets		$ 1,337,504,346
Net Assets consist of:
Paid in capital		$1,365,628,158
Undistributed net investment income		2,168,227
Accumulated undistributed net realized gain (loss) on
investments		(13,299,400)
Net unrealized appreciation (depreciation) on
investments		(16,992,639)
Net Assets		$ 1,337,504,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($381,516,573 ÷ 40,797,561 shares)	$ 9.35

Maximum offering price per share (100/98.50 of $9.35)	$ 9.49
Class T:
Net Asset Value and redemption price per share
($562,350,779 ÷ 60,094,388 shares)	$ 9.36

Maximum offering price per share (100/98.50 of $9.36)	$ 9.50
Class B:
Net Asset Value and offering price per share
($33,383,986 ÷ 3,563,867 shares)A	$ 9.37

Class C:
Net Asset Value and offering price per share
($160,447,589 ÷ 17,141,387 shares)A	$ 9.36

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($199,805,419 ÷ 21,353,969 shares)	$ 9.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 134,424
Interest		27,693,562
Income from affiliated Central Funds		1,779,675
Total income		29,607,661

Expenses
Management fee	$ 2,114,542
Transfer agent fees	1,447,525
Distribution fees	1,741,781
Accounting fees and expenses	240,250
Independent trustees’ compensation	2,666
Custodian fees and expenses	27,349
Registration fees	64,399
Audit	30,489
Legal	2,242
Miscellaneous	32,051
Total expenses before reductions	5,703,294
Expense reductions	(10,330)	5,692,964

Net investment income		23,914,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,338,211)
Affiliated Central Funds	27,742
Futures contracts	(323,189)
Swap agreements	(105,997)
Total net realized gain (loss)		(1,739,655)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,645,974)
Futures contracts	(598,271)
Swap agreements	458,615
Total change in net unrealized appreciation
(depreciation)		(2,785,630)
Net gain (loss)		(4,525,285)
Net increase (decrease) in net assets resulting from
operations		$ 19,389,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,914,697	$ 36,619,084
Net realized gain (loss)	(1,739,655)	(3,684,213)
Change in net unrealized appreciation (depreciation) .	(2,785,630)	(23,367,389)
Net increase (decrease) in net assets resulting
from operations	19,389,412	9,567,482
Distributions to shareholders from net investment income .	(25,162,238)	(36,325,031)
Distributions to shareholders from net realized gain	—	(1,086,013)
Total distributions	(25,162,238)	(37,411,044)
Share transactions - net increase (decrease)	43,666,032	27,080,998
Total increase (decrease) in net assets	37,893,206	(762,564)

Net Assets
Beginning of period	1,299,611,140	1,300,373,704
End of period (including undistributed net investment
income of $2,168,227 and undistributed net
investment income of $3,415,768, respectively)	$ 1,337,504,346	$ 1,299,611,140

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49	$ 9.12
Income from Investment
Operations
Net investment
incomeE	.174	.281	.202	.261	.381H	.523
Net realized and un
realized gain (loss)	(.031)	(.204)	.040	.128	(.034)H	.386
Total from investment
operations	.143	.077	.242	.389	.347	.909
Distributions from net
investment income	(.183)	(.279)	(.192)	(.279)	(.397)	(.539)
Distributions from net
realized gain	—	(.008)	—	—	—	—
Total distributions	(.183)	(.287)	(.192)	(.279)	(.397)	(.539)
Net asset value,
end of period	$ 9.35	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49
Total ReturnB,C,D	1.54%	.81%	2.56%	4.16%	3.78%	10.22%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.79%A	.85%	.87%	.81%	.80%	.85%
Expenses net of fee
waivers, if any	.79%A	.85%	.87%	.81%	.80%	.85%
Expenses net of all
reductions	.79%A	.85%	.87%	.81%	.80%	.84%
Net investment
income	3.75%A	2.96%	2.13%	2.74%	4.09%H	5.63%
Supplemental Data
Net assets,
end of period
(000 omitted)	$381,517	$369,512	$357,760	$186,290	$106,018	$38,240
Portfolio turnover rate	42%A	94%	87%	102%	111%	145%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment
Operations
Net investment
incomeE	.176	.284	.207	.261	.381H	.525
Net realized and un
realized gain (loss)	(.031)	(.194)	.038	.118	(.036)H	.383
Total from investment
operations	.145	.090	.245	.379	.345	.908
Distributions from net
investment income	(.185)	(.282)	(.195)	(.279)	(.395)	(.538)
Distributions from net
realized gain	—	(.008)	—	—	—	—
Total distributions	(.185)	(.290)	(.195)	(.279)	(.395)	(.538)
Net asset value,
end of period	$ 9.36	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Total ReturnB,C,D	1.55%	.95%	2.59%	4.04%	3.75%	10.21%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.75%A	.81%	.83%	.82%	.82%	.85%
Expenses net of fee
waivers, if any	.75%A	.81%	.83%	.82%	.82%	.85%
Expenses net of all
reductions	.75%A	.81%	.83%	.82%	.82%	.85%
Net investment
income	3.79%A	2.99%	2.16%	2.73%	4.07%H	5.62%
Supplemental Data
Net assets,
end of period
(000 omitted)	$562,351	$544,662	$517,440	$468,931	$388,495	$309,958
Portfolio turnover rate	42%A	94%	87%	102%	111%	145%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002G
Selected Per Share Data
Net asset value,
beginning of period	$ 9.41	$ 9.61	$ 9.56	$ 9.46	$ 9.43
Income from Investment
Operations
Net investment incomeE	.140	.210	.130	.183	.281I
Net realized and unrealized
gain (loss)	(.032)	(.194)	.038	.120	(.234)I
Total from investment operations	.108	.016	.168	.303	.047
Distributions from net investment
income	(.148)	(.208)	(.118)	(.203)	(.017)
Distributions from net realized
gain	—	(.008)	—	—	—
Total distributions	(.148)	(.216)	(.118)	(.203)	(.017)
Net asset value,
end of period	$ 9.37	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Total ReturnB,C,D	1.15%	.17%	1.77%	3.23%	.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.55%A	1.61%	1.63%	1.61%	1.86%A
Expenses net of fee waivers,
if any	1.55%A	1.60%	1.63%	1.61%	1.65%A
Expenses net of all reductions	1.54%A	1.60%	1.63%	1.61%	1.65%A
Net investment income	2.99%A	2.21%	1.36%	1.94%	3.59%A,I
Supplemental Data
Net assets, end of period
(000 omitted)	$33,384	$39,190	$53,502	$49,353	$ 3,811
Portfolio turnover rate	42%A	94%	87%	102%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

52

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment
Operations
Net investment
incomeE	.138	.206	.129	.182	.304H	.448
Net realized and un
realized gain (loss)	(.032)	(.204)	.048	.118	(.037)H	.383
Total from investment
operations	.106	.002	.177	.300	.267	.831
Distributions from net
investment income	(.146)	(.204)	(.117)	(.200)	(.317)	(.461)
Distributions from net
realized gain	—	(.008)	—	—	—	—
Total distributions	(.146)	(.212)	(.117)	(.200)	(.317)	(.461)
Net asset value,
end of period	$ 9.36	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50
Total ReturnB,C,D	1.14%	.02%	1.86%	3.19%	2.90%	9.30%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.59%A	1.64%	1.65%	1.64%	1.64%	1.68%
Expenses net of fee
waivers, if any	1.59%A	1.64%	1.65%	1.64%	1.64%	1.68%
Expenses net of all
reductions	1.58%A	1.64%	1.65%	1.64%	1.63%	1.68%
Net investment
income	2.95%A	2.16%	1.34%	1.91%	3.25%H	4.80%
Supplemental Data
Net assets,
end of period
(000 omitted)	$160,448	$194,992	$273,166	$359,779	$283,046	$99,486
Portfolio turnover rate	42%A	94%	87%	102%	111%	145%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment
Operations
Net investment
incomeD	.184	.301	.225	.278	.397G	.540
Net realized and un
realized gain (loss)	(.031)	(.194)	.038	.119	(.043)G	.387
Total from investment
operations	.153	.107	.263	.397	.363	.927
Distributions from net
investment income	(.193)	(.299)	(.213)	(.297)	(.413)	(.557)
Distributions from net
realized gain	—	(.008)	—	—	—	—
Total distributions	(.193)	(.307)	(.213)	(.297)	(.413)	(.557)
Net asset value,
end of period	$ 9.36	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Total ReturnB,C	1.64%	1.14%	2.78%	4.24%	3.95%	10.43%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.58%A	.63%	.64%	.63%	.64%	.66%
Expenses net of fee
waivers, if any	.58%A	.63%	.64%	.63%	.64%	.66%
Expenses net of all
reductions	.58%A	.63%	.64%	.63%	.63%	.66%
Net investment
income	3.96%A	3.18%	2.35%	2.92%	4.25%G	5.81%
Supplemental Data
Net assets,
end of period
(000 omitted)	$199,805	$151,257	$98,505	$91,138	$65,330	$23,301
Portfolio turnover
rate	42%A	94%	87%	102%	111%	145%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

54

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

55 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income and distribu tions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Invest ment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consis tently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

56

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,990,386
Unrealized depreciation	(17,258,549)
Net unrealized appreciation (depreciation)	$ (14,268,163)
Cost for federal income tax purposes	$ 1,355,356,818

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

57 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underly ing face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

58

2. Operating Policies continued

Swap Agreements continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of

59 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Mortgage Dollar Rolls continued

the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $127,678,207 and $128,701,256, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 282,934	$ 4,688
Class T	0%	.15%	412,629	6,349
Class B	.65%	.25%	164,507	119,280
Class C	.75%	.25%	881,711	90,668
			$ 1,741,781	$ 220,985

Semiannual Report

60

4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, 75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 20,077
Class T	9,805
Class B*	33,818
Class C*	11,976
$ 75,676

*	When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 473,655	.25*
Class T	586,692	.22*
Class B	46,159	.25*
Class C	168,923	.19*
Institutional Class	172,096	.20*
	$ 1,447,525
* Annualized

61 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,280 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

62

6. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $10,330.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	April 30, 2006	October 31, 2005
From net investment income
Class A	$ 7,370,436	$ 10,743,507
Class T	10,839,851	15,909,371
Class B	577,640	982,753
Class C	2,754,999	4,841,882
Institutional Class	3,619,312	3,847,518
Total	$ 25,162,238	$ 36,325,031
From net realized gain
Class A	$ —	$ 299,982
Class T	—	436,716
Class B	—	43,394
Class C	—	219,150
Institutional Class	—	86,771
Total	$ —	$ 1,086,013

63 Semiannual Report

Notes to Financial Statements (Unaudited) continued

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	8,453,364	15,866,789	$ 79,269,029	$ 150,493,785
Reinvestment of
distributions	693,838	1,023,632	6,502,629	9,698,542
Shares redeemed	(7,691,575)	(14,827,970)	(72,097,291)	(140,591,886)
Net increase (decrease)	1,455,627	2,062,451	$ 13,674,367	$ 19,600,441
Class T
Shares sold	12,244,791	25,539,658	$ 114,899,538	$ 242,408,838
Reinvestment of
distributions	1,026,593	1,515,180	9,629,269	14,364,388
Shares redeemed	(11,128,237)	(22,986,919)	(104,426,967)	(218,160,605)
Net increase (decrease)	2,143,147	4,067,919	$ 20,101,840	$ 38,612,621
Class B
Shares sold	294,357	991,898	$ 2,766,905	$ 9,428,825
Reinvestment of
distributions	52,497	89,903	492,980	853,530
Shares redeemed	(948,583)	(2,482,456)	(8,909,154)	(23,589,493)
Net increase (decrease)	(601,729)	(1,400,655)	$ (5,649,269)	$ (13,307,138)
Class C
Shares sold	1,393,282	3,789,292	$ 13,077,563	$ 35,934,636
Reinvestment of
distributions	185,746	341,788	1,742,905	3,242,233
Shares redeemed	(5,179,396)	(11,828,809)	(48,619,236)	(112,353,549)
Net increase (decrease)	(3,600,368)	(7,697,729)	$ (33,798,768)	$ (73,176,680)
Institutional Class
Shares sold	7,310,780	9,882,466	$ 68,610,370	$ 93,788,947
Reinvestment of
distributions	317,212	310,507	2,975,026	2,942,021
Shares redeemed	(2,368,873)	(4,357,149)	(22,247,534)	(41,379,214)
Net increase (decrease)	5,259,119	5,835,824	$ 49,337,862	$ 55,351,754

Semiannual Report

64

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Short Fixed Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

65 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

66

67 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management &
Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity Investments Money
Management, Inc.
Fidelity International
Investment Advisors
Fidelity International
Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

SFI-USAN-0606 1.784905.103

Fidelity® Advisor Short Fixed-Income Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	46	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	55	Notes to the financial statements.
Board Approval of	65
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,015.40	$ 3.95
HypotheticalA	$ 1,000.00	$ 1,020.88	$ 3.96
Class T
Actual	$ 1,000.00	$ 1,015.50	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Class B
Actual	$ 1,000.00	$ 1,011.50	$ 7.73
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,011.40	$ 7.93
HypotheticalA	$ 1,000.00	$ 1,016.91	$ 7.95
Institutional Class
Actual	$ 1,000.00	$ 1,016.40	$ 2.90
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annualized
Expense Ratio
Class A	79%
Class T	75%
Class B	1.55%
Class C	1.59%
Institutional Class	58%

5 Semiannual Report

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of April 30, 2006
6 months ago
Years	2.8	2.9

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of April 30, 2006
6 months ago
Years	1.7	1.5

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit advisor.fidelity.com.

Semiannual Report 6

Investments April 30, 2006 (Unaudited)
Showing Percentage of Net Assets

Nonconvertible Bonds 22.1%
	Principal	Value (Note 1)
	Amount

CONSUMER DISCRETIONARY – 2.4%
Auto Components 0.2%
DaimlerChrysler NA Holding Corp. 5.3% 3/13/09 (d)	$ 2,650,000	$ 2,650,787
Media – 2.2%
British Sky Broadcasting Group PLC (BSkyB) yankee
7.3% 10/15/06	2,350,000	2,367,054
Continental Cablevision, Inc.:
8.3% 5/15/06	1,200,000	1,203,000
9% 9/1/08	3,400,000	3,650,944
Cox Communications, Inc.:
3.875% 10/1/08	2,680,000	2,574,555
6.4% 8/1/08	795,000	805,067
7.75% 8/15/06	2,600,000	2,614,186
Hearst-Argyle Television, Inc. 7% 11/15/07	1,500,000	1,524,311
Lenfest Communications, Inc. 10.5% 6/15/06	1,225,000	1,254,094
Liberty Media Corp.:
6.41% 9/17/06 (d)	3,203,000	3,214,371
7.75% 7/15/09	2,350,000	2,462,739
Time Warner Entertainment Co. LP 7.25% 9/1/08	3,145,000	3,257,896
Univision Communications, Inc.:
3.5% 10/15/07	535,000	518,050
3.875% 10/15/08	2,525,000	2,408,726
Viacom, Inc. 5.75% 4/30/11 (a)	1,470,000	1,459,225
		29,314,218

TOTAL CONSUMER DISCRETIONARY		31,965,005

CONSUMER STAPLES 0.5%
Food Products 0.4%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	1,515,000	1,539,528
Kraft Foods, Inc. 5.25% 6/1/07	3,265,000	3,255,202
		4,794,730
Tobacco 0.1%
Altria Group, Inc. 5.625% 11/4/08	2,000,000	2,002,512

TOTAL CONSUMER STAPLES		6,797,242

ENERGY 1.8%
Energy Equipment & Services – 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	1,335,000	1,293,423
Oil, Gas & Consumable Fuels – 1.7%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (a)	1,865,000	1,808,295

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Delek & Avner Yam Tethys Ltd. 5.326% 8/1/13 (a)	$ 2,230,512	$ 2,146,712
Duke Capital LLC:
4.37% 3/1/09	2,045,000	1,981,167
7.5% 10/1/09	2,700,000	2,854,670
Enterprise Products Operating LP:
4% 10/15/07	2,775,000	2,711,727
4.625% 10/15/09	3,070,000	2,965,509
Kinder Morgan Energy Partners LP 5.35% 8/15/07	1,400,000	1,392,493
Pemex Project Funding Master Trust 6.125% 8/15/08	4,535,000	4,562,210
Petroleum Export Ltd.:
4.623% 6/15/10 (a)	1,430,833	1,403,762
4.633% 6/15/10 (a)	859,444	843,192
		22,669,737

TOTAL ENERGY		23,963,160

FINANCIALS – 8.4%
Capital Markets 0.6%
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	2,750,000	2,645,357
4.25% 9/4/12 (d)	1,285,000	1,265,111
Lehman Brothers Holdings, Inc.:
4% 1/22/08	195,000	190,690
6.25% 5/15/06	2,795,000	2,795,844
Merrill Lynch & Co., Inc. 3.7% 4/21/08	1,400,000	1,360,183
		8,257,185
Commercial Banks – 0.7%
Bank of America Corp.:
7.125% 9/15/06	1,750,000	1,761,337
7.4% 1/15/11	275,000	295,686
Bank One Corp. 6% 8/1/08	975,000	987,856
Corporacion Andina de Fomento yankee 7.25% 3/1/07	965,000	977,285
First National Boston Corp. 7.375% 9/15/06	1,145,000	1,153,523
Korea Development Bank:
3.875% 3/2/09	2,700,000	2,588,317
4.75% 7/20/09	1,500,000	1,468,443
		9,232,447
Consumer Finance – 1.7%
American General Finance Corp. 4.5% 11/15/07	1,115,000	1,102,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Consumer Finance – continued
Ford Motor Credit Co.:
4.95% 1/15/08	$ 1,990,000	$ 1,849,808
6.5% 1/25/07	8,430,000	8,377,818
Household Finance Corp.:
4.125% 12/15/08	705,000	684,233
4.75% 5/15/09	1,563,000	1,532,306
6.4% 6/17/08	2,070,000	2,111,698
Household International, Inc. 5.836% 2/15/08	2,025,000	2,041,508
HSBC Finance Corp. 4.125% 3/11/08	4,145,000	4,058,212
MBNA Capital I 8.278% 12/1/26	1,200,000	1,264,025
		23,022,584
Diversified Financial Services – 1.0%
Aspetuck Trust 5.33% 10/16/06 (d)(g)	3,235,000	3,236,585
CC Funding Trust I 6.9% 2/16/07	2,040,000	2,060,541
Iberbond 2004 PLC 4.826% 12/24/17 (g)	3,078,933	2,946,763
ILFC E Capital Trust I 5.9% 12/21/65 (a)(d)	500,000	487,688
J.P. Morgan & Co., Inc. 6.25% 1/15/09	1,075,000	1,094,327
Keycorp Institutional Capital B 8.25% 12/15/26	2,620,000	2,759,685
Prime Property Funding II 6.25% 5/15/07 (a)	1,000,000	1,002,490
		13,588,079
Insurance – 0.6%
The Chubb Corp. 4.934% 11/16/07	4,000,000	3,970,324
The St. Paul Travelers Companies, Inc.:
5.01% 8/16/07	1,905,000	1,894,042
5.75% 3/15/07	1,070,000	1,072,707
Travelers Property Casualty Corp. 3.75% 3/15/08	530,000	515,834
		7,452,907
Real Estate 3.0%
Arden Realty LP 8.5% 11/15/10	2,050,000	2,287,228
AvalonBay Communities, Inc. 5% 8/1/07	915,000	906,389
Brandywine Operating Partnership LP:
4.5% 11/1/09	2,445,000	2,343,437
5.625% 12/15/10	1,845,000	1,820,201
BRE Properties, Inc.:
5.95% 3/15/07	575,000	575,029
7.2% 6/15/07	1,775,000	1,793,197
Camden Property Trust:
4.375% 1/15/10	1,385,000	1,330,082
5.875% 6/1/07	580,000	583,043

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

FINANCIALS – continued
Real Estate continued
CarrAmerica Realty Corp. 5.25% 11/30/07	$ 2,170,000	$ 2,164,258
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	1,465,000	1,494,426
Colonial Properties Trust:
4.75% 2/1/10	1,330,000	1,282,008
7% 7/14/07	1,260,000	1,275,827
Developers Diversified Realty Corp.:
3.875% 1/30/09	2,410,000	2,296,431
5% 5/3/10	1,310,000	1,270,707
7% 3/19/07	2,095,000	2,120,270
EOP Operating LP:
6.763% 6/15/07	1,625,000	1,646,544
7.75% 11/15/07	1,650,000	1,702,605
iStar Financial, Inc. 6.14% 3/12/07 (d)	3,120,000	3,146,676
JDN Realty Corp. 6.95% 8/1/07	855,000	858,737
Simon Property Group LP:
4.6% 6/15/10	1,130,000	1,088,711
4.875% 8/15/10	2,460,000	2,390,749
6.875% 11/15/06	3,785,000	3,812,191
Tanger Properties LP 9.125% 2/15/08	2,295,000	2,444,175
		40,632,921
Thrifts & Mortgage Finance – 0.8%
Countrywide Home Loans, Inc.:
5.3025% 6/2/06 (d)	1,250,000	1,250,106
5.5% 8/1/06	1,290,000	1,291,067
5.625% 5/15/07	745,000	746,600
Residential Capital Corp. 6.335% 6/29/07 (d)	3,960,000	3,977,515
Washington Mutual, Inc. 4.375% 1/15/08	2,700,000	2,653,844
		9,919,132

TOTAL FINANCIALS		112,105,255

INDUSTRIALS – 1.5%
Aerospace & Defense – 0.2%
Northrop Grumman Corp. 4.079% 11/16/06	2,900,000	2,881,188
Air Freight & Logistics – 0.0%
Federal Express Corp. pass thru trust certificates 7.53%
9/23/06	33,276	33,425
Airlines – 1.1%
America West Airlines pass thru Trust 7.33% 7/2/08	2,575,381	2,588,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

INDUSTRIALS – continued
Airlines – continued
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$ 460,792	$ 467,994
6.978% 10/1/12	102,074	104,588
7.024% 4/15/11	2,000,000	2,055,000
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	4,015,000	4,010,056
7.056% 3/15/11	355,000	365,237
Delta Air Lines, Inc. pass thru trust certificates 7.379%
5/18/10	1	1
United Airlines pass thru Certificates:
6.071% 9/1/14	1,338,200	1,321,111
6.201% 3/1/10	1,084,358	1,084,358
6.602% 9/1/13	2,602,217	2,592,082
		14,588,685
Industrial Conglomerates – 0.2%
Tyco International Group SA yankee 5.8% 8/1/06	3,360,000	3,363,058

TOTAL INDUSTRIALS		20,866,356

INFORMATION TECHNOLOGY – 0.4%
Communications Equipment – 0.4%
Motorola, Inc. 4.608% 11/16/07	6,000,000	5,932,962

MATERIALS 0.2%
Containers & Packaging – 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	855,000	881,505
Paper & Forest Products 0.1%
International Paper Co. 4.25% 1/15/09	1,465,000	1,415,482

TOTAL MATERIALS		2,296,987

TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.6%
Ameritech Capital Funding Corp. 6.25% 5/18/09	1,765,000	1,785,407
AT&T Corp. 6% 3/15/09	3,720,000	3,765,570
BellSouth Corp. 4.2% 9/15/09	1,775,000	1,704,225
Sprint Capital Corp. 6% 1/15/07	3,240,000	3,252,649
Telecom Italia Capital 4% 11/15/08	7,140,000	6,885,073
Telefonos de Mexico SA de CV:
4.5% 11/19/08	3,260,000	3,169,212

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Telefonos de Mexico SA de CV: – continued
4.75% 1/27/10	$ 3,355,000	$ 3,231,231
TELUS Corp. yankee 7.5% 6/1/07	4,220,000	4,307,768
Verizon Global Funding Corp.:
6.125% 6/15/07	2,140,000	2,156,439
7.25% 12/1/10	4,205,000	4,456,833
		34,714,407
Wireless Telecommunication Services – 0.6%
ALLTEL Corp. 4.656% 5/17/07	3,915,000	3,888,464
America Movil SA de CV 4.125% 3/1/09	3,925,000	3,762,222
		7,650,686

TOTAL TELECOMMUNICATION SERVICES		42,365,093

UTILITIES – 3.7%
Electric Utilities – 1.8%
American Electric Power Co., Inc. 4.709% 8/16/07	3,685,000	3,649,911
Exelon Corp. 4.45% 6/15/10	3,750,000	3,588,934
FirstEnergy Corp. 5.5% 11/15/06	5,095,000	5,094,618
Monongahela Power Co. 5% 10/1/06	2,015,000	2,009,697
Pepco Holdings, Inc.:
4% 5/15/10	1,125,000	1,054,537
5.5% 8/15/07	3,995,000	3,993,166
Progress Energy, Inc.:
5.85% 10/30/08	1,025,000	1,033,004
7.1% 3/1/11	2,285,000	2,413,975
Southwestern Public Service Co. 5.125% 11/1/06	650,000	648,885
TXU Energy Co. LLC 6.125% 3/15/08	935,000	941,700
		24,428,427
Gas Utilities 0.1%
NiSource Finance Corp. 3.2% 11/1/06	1,085,000	1,073,278
Independent Power Producers & Energy Traders – 0.6%
Constellation Energy Group, Inc.:
6.125% 9/1/09	3,035,000	3,085,056
6.35% 4/1/07	3,025,000	3,047,358
Duke Capital LLC 4.331% 11/16/06	1,630,000	1,621,932
		7,754,346
Multi-Utilities – 1.2%
Dominion Resources, Inc. 4.125% 2/15/08	2,610,000	2,549,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount

UTILITIES – continued
Multi-Utilities – continued
DTE Energy Co.:
5.63% 8/16/07	$ 2,965,000	$ 2,970,453
6.45% 6/1/06	1,750,000	1,751,391
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	705,000	697,358
NiSource, Inc. 3.628% 11/1/06	1,565,000	1,550,857
PSEG Funding Trust I 5.381% 11/16/07	3,575,000	3,561,983
Sempra Energy:
4.621% 5/17/07	2,495,000	2,474,718
4.75% 5/15/09	1,055,000	1,032,314
		16,588,287

TOTAL UTILITIES		49,844,338

TOTAL NONCONVERTIBLE BONDS
(Cost $300,598,984)		296,136,398

U.S. Government and Government Agency Obligations 20.3%

U.S. Government Agency Obligations 6.6%
Fannie Mae:
3.25% 8/15/08	6,089,000	5,842,895
3.25% 2/15/09	13,000,000	12,361,999
6% 5/15/08	45,782,000	46,540,882
Federal Home Loan Bank 4.25% 4/16/07	6,000,000	5,947,584
Freddie Mac:
2.7% 3/16/07	14,000,000	13,698,762
4% 8/17/07	3,430,000	3,380,083

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		87,772,205
U.S. Treasury Inflation Protected Obligations 0.9%
U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09	11,509,250	12,079,440
U.S. Treasury Obligations – 12.8%
U.S. Treasury Bonds 12% 8/15/13	17,526,000	20,202,133
U.S. Treasury Notes:
3.375% 2/15/08	57,000,000	55,534,929
3.625% 4/30/07	2,952,000	2,914,409
3.75% 5/15/08 (c)	73,610,000	72,022,807
3.875% 7/31/07	5,096,000	5,031,903

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Treasury Obligations continued
U.S. Treasury Notes: – continued
4% 8/31/07	$ 3,544,000	$ 3,502,744
4.375% 11/15/08	12,000,000	11,855,160

TOTAL U.S. TREASURY OBLIGATIONS		171,064,085

TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $276,184,197)		270,915,730

U.S. Government Agency Mortgage Securities 10.3%

Fannie Mae – 8.1%
3.734% 1/1/35 (d)	282,597	277,572
3.749% 12/1/34 (d)	210,607	207,042
3.75% 1/1/34 (d)	167,036	162,478
3.752% 10/1/33 (d)	181,532	177,106
3.752% 10/1/33 (d)	203,072	197,843
3.782% 12/1/34 (d)	42,238	41,584
3.792% 6/1/34 (d)	843,349	815,451
3.821% 10/1/33 (d)	2,119,271	2,069,553
3.824% 6/1/33 (d)	147,553	144,742
3.829% 1/1/35 (d)	177,589	174,748
3.833% 4/1/33 (d)	540,434	530,717
3.847% 1/1/35 (d)	525,680	516,933
3.854% 10/1/33 (d)	4,611,158	4,514,324
3.869% 1/1/35 (d)	316,153	311,266
3.879% 6/1/33 (d)	772,601	758,192
3.902% 10/1/34 (d)	221,275	218,180
3.913% 5/1/34 (d)	56,102	56,096
3.917% 12/1/34 (d)	171,370	168,774
3.941% 6/1/34 (d)	1,347,944	1,309,137
3.947% 11/1/34 (d)	357,696	352,724
3.957% 1/1/35 (d)	223,882	220,613
3.96% 5/1/33 (d)	66,966	65,892
3.972% 12/1/34 (d)	177,176	174,684
3.978% 12/1/34 (d)	226,129	222,961
3.983% 12/1/34 (d)	1,181,261	1,164,735
3.988% 1/1/35 (d)	142,408	140,363
4.003% 12/1/34 (d)	121,325	119,636
4.006% 2/1/35 (d)	151,719	149,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.013% 1/1/35 (d)	$ 320,692	$ 316,205
4.021% 2/1/35 (d)	155,188	153,103
4.042% 12/1/34 (d)	324,818	320,482
4.048% 10/1/18 (d)	160,600	157,607
4.05% 1/1/35 (d)	81,961	80,788
4.051% 1/1/35 (d)	160,920	158,771
4.066% 4/1/33 (d)	63,154	62,315
4.067% 1/1/35 (d)	311,967	307,750
4.09% 2/1/35 (d)	114,413	112,808
4.091% 2/1/35 (d)	295,643	291,605
4.092% 2/1/35 (d)	109,656	108,233
4.106% 2/1/35 (d)	579,180	571,975
4.109% 1/1/35 (d)	327,308	322,977
4.113% 11/1/34 (d)	263,296	260,084
4.115% 2/1/35 (d)	382,129	377,023
4.121% 1/1/35 (d)	322,114	317,985
4.122% 1/1/35 (d)	572,158	565,029
4.144% 1/1/35 (d)	488,043	483,568
4.148% 7/1/34 (d)	870,993	848,774
4.153% 2/1/35 (d)	293,656	289,906
4.166% 11/1/34 (d)	73,739	72,941
4.174% 10/1/34 (d)	456,020	450,849
4.176% 1/1/35 (d)	269,916	266,644
4.178% 1/1/35 (d)	590,203	583,640
4.178% 1/1/35 (d)	388,306	377,589
4.188% 10/1/34 (d)	483,132	479,403
4.22% 3/1/34 (d)	148,064	145,045
4.222% 9/1/34 (d)	1,023,039	997,064
4.223% 1/1/35 (d)	157,982	156,178
4.25% 1/1/34 (d)	284,637	279,186
4.25% 2/1/34 (d)	219,405	215,166
4.25% 2/1/35 (d)	191,706	186,522
4.267% 2/1/35 (d)	98,874	97,824
4.27% 10/1/34 (d)	61,910	61,340
4.28% 8/1/33 (d)	371,002	366,532
4.283% 3/1/35 (d)	170,881	168,839
4.287% 7/1/34 (d)	149,474	149,011
4.293% 1/1/34 (d)	245,791	241,684
4.294% 3/1/33 (d)	216,450	214,108
4.299% 5/1/35 (d)	245,637	243,089
4.3% 1/1/34 (d)	1,347,901	1,323,963

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.304% 12/1/34 (d)	$ 109,718	$ 108,577
4.315% 10/1/33 (d)	82,231	81,028
4.316% 3/1/33 (d)	96,997	94,373
4.32% 3/1/35 (d)	386,362	382,159
4.339% 9/1/34 (d)	249,920	247,629
4.345% 6/1/33 (d)	109,804	108,596
4.352% 10/1/34 (d)	637,090	631,083
4.354% 9/1/34 (d)	569,273	567,520
4.356% 1/1/35 (d)	189,804	185,091
4.357% 4/1/35 (d)	115,588	114,276
4.362% 2/1/34 (d)	435,955	428,796
4.375% 1/1/35 (d)	586,866	581,314
4.392% 1/1/35 (d)	217,318	215,236
4.395% 5/1/35 (d)	532,273	526,396
4.398% 2/1/35 (d)	281,896	274,953
4.401% 10/1/34 (d)	768,217	761,964
4.402% 10/1/34 (d)	982,013	961,430
4.402% 10/1/34 (d)	1,948,663	1,931,846
4.402% 11/1/34 (d)	542,929	538,113
4.416% 12/1/34 (d)	912,581	904,286
4.434% 10/1/34 (d)	906,764	899,763
4.436% 4/1/34 (d)	280,721	277,613
4.438% 3/1/35 (d)	253,155	247,036
4.465% 8/1/34 (d)	564,839	556,021
4.468% 5/1/35 (d)	1,613,568	1,601,628
4.474% 5/1/35 (d)	152,742	151,246
4.481% 1/1/35 (d)	254,170	252,230
4.504% 8/1/34 (d)	384,046	383,167
4.512% 10/1/35 (d)	91,797	90,674
4.518% 8/1/35 (d)	426,241	421,582
4.54% 2/1/35 (d)	1,193,305	1,184,296
4.541% 7/1/34 (d)	263,262	263,602
4.543% 2/1/35 (d)	119,069	118,193
4.545% 7/1/35 (d)	652,652	646,138
4.546% 2/1/35 (d)	176,742	175,379
4.555% 1/1/35 (d)	366,596	363,971
4.559% 9/1/34 (d)	681,410	677,063
4.575% 7/1/35 (d)	542,909	537,718
4.584% 8/1/34 (d)	243,206	243,318
4.587% 2/1/35 (d)	754,366	739,240

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
4.6% 6/1/35 (d)	$ 593,604	$ 588,772
4.608% 2/1/35 (d)	807,469	795,776
4.629% 9/1/34 (d)	69,878	69,971
4.633% 3/1/35 (d)	91,026	90,424
4.641% 1/1/33 (d)	119,799	119,069
4.677% 3/1/35 (d)	1,492,131	1,483,417
4.704% 3/1/35 (d)	322,969	317,179
4.705% 10/1/32 (d)	43,174	43,071
4.726% 7/1/34 (d)	544,081	536,644
4.728% 1/1/35 (d)	849,074	845,126
4.731% 2/1/33 (d)	38,292	38,103
4.735% 6/1/35 (d)	1,565,033	1,555,847
4.74% 10/1/34 (d)	668,827	659,571
4.746% 1/1/35 (d)	30,039	29,887
4.747% 10/1/32 (d)	48,174	47,932
4.798% 12/1/32 (d)	262,679	261,715
4.798% 12/1/34 (d)	192,176	189,616
4.815% 2/1/33 (d)	259,983	258,966
4.815% 5/1/33 (d)	10,604	10,567
4.83% 8/1/34 (d)	193,227	192,885
4.844% 11/1/34 (d)	552,213	545,487
4.853% 10/1/35 (d)	757,989	753,653
4.869% 1/1/35 (d)	3,481,683	3,439,381
4.873% 7/1/34 (d)	796,784	787,748
4.875% 9/1/35 (d)	811,774	806,546
4.887% 10/1/35 (d)	485,007	479,595
4.928% 2/1/35 (d)	1,875,343	1,854,489
4.969% 12/1/32 (d)	16,926	16,894
4.984% 11/1/32 (d)	133,394	133,177
4.996% 5/1/35 (d)	855,470	845,307
5% 3/1/18 to 6/1/18	3,432,004	3,352,073
5% 2/1/35 (d)	83,247	83,091
5.008% 9/1/34 (d)	2,427,554	2,406,386
5.016% 4/1/35 (d)	593,797	592,229
5.042% 7/1/34 (d)	104,537	103,801
5.063% 11/1/34 (d)	42,789	42,740
5.103% 9/1/34 (d)	200,573	199,351
5.104% 5/1/35 (d)	1,213,346	1,212,157
5.115% 1/1/34 (d)	174,278	174,580
5.172% 5/1/35 (d)	697,977	693,273
5.197% 8/1/33 (d)	261,309	260,381

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Fannie Mae continued
5.197% 6/1/35 (d)	$ 864,575	$ 864,861
5.231% 3/1/35 (d)	120,681	120,162
5.318% 7/1/35 (d)	117,742	117,916
5.343% 12/1/34 (d)	318,561	318,013
5.5% 7/1/13 to 5/1/25	17,765,057	17,598,952
6.5% 2/1/08 to 3/1/35	11,869,058	12,126,730
7% 3/1/08 to 6/1/32	1,259,679	1,287,009
7.5% 5/1/12 to 10/1/14	102,664	105,960
11.5% 11/1/15	61,009	66,111

TOTAL FANNIE MAE		107,443,607
Freddie Mac – 2.1%
4.05% 12/1/34 (d)	184,861	181,769
4.106% 12/1/34 (d)	266,506	262,317
4.152% 1/1/35 (d)	845,048	832,161
4.263% 3/1/35 (d)	255,357	251,739
4.294% 5/1/35 (d)	450,694	444,695
4.304% 12/1/34 (d)	279,514	271,643
4.318% 10/1/34 (d)	465,678	459,945
4.353% 2/1/35 (d)	557,407	550,100
4.379% 2/1/35 (d)	279,801	272,051
4.408% 8/1/35 (d)	4,456,470	4,374,650
4.443% 3/1/35 (d)	275,676	268,029
4.45% 2/1/34 (d)	254,367	249,829
4.462% 6/1/35 (d)	416,698	410,876
4.482% 3/1/35 (d)	296,367	288,759
4.484% 3/1/35 (d)	1,777,587	1,747,635
4.552% 2/1/35 (d)	431,118	420,383
4.768% 10/1/32 (d)	32,051	31,821
4.869% 3/1/33 (d)	96,288	95,751
4.939% 11/1/35 (d)	1,078,065	1,068,621
5.007% 4/1/35 (d)	1,380,495	1,373,676
5.26% 1/1/36 (d)	1,116,860	1,113,230
5.338% 6/1/35 (d)	861,491	856,580
5.405% 8/1/33 (d)	128,458	128,688
5.5% 5/1/21 (b)	7,571,204	7,513,587
5.5% 7/1/23 to 4/1/24	4,429,968	4,344,735
5.588% 4/1/32 (d)	49,956	50,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

U.S. Government Agency Mortgage Securities continued
		Principal	Value (Note 1)
		Amount
Freddie Mac continued
8.5% 5/1/26 to 7/1/28		$ 202,146	$ 216,897
12% 11/1/19		15,038	16,880

TOTAL FREDDIE MAC			28,097,387
Government National Mortgage Association 0.1%
4.25% 7/20/34 (d)		731,883	721,417
7% 1/15/25 to 6/15/32		984,977	1,025,317

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,746,734

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $139,046,151)			137,287,728

Asset Backed Securities 19.7%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33		943,505	917,110
Series 2003-3 Class A1, 4.46% 1/25/34		943,299	891,977
Series 2004-2 Class A2, 5.2594% 7/25/34 (d)		1,150,210	1,153,677
Series 2004-4 Class A2D, 5.3094% 1/25/35 (d)		545,483	547,094
ACE Securities Corp. Series 2003-HE1:
Class A2, 5.3694% 11/25/33 (d)		82,178	82,193
Class M1, 5.6094% 11/25/33 (d)		430,000	431,925
Class M2, 6.6594% 11/25/33 (d)		270,000	273,843
Aesop Funding II LLC Series 2005-1A Class A1, 3.95%
4/20/08 (a)		2,000,000	1,949,293
American Express Credit Account Master Trust Series
2004-C Class C, 5.4013% 2/15/12 (a)(d)		1,925,460	1,930,341
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class B, 3.7% 1/6/09		150,000	148,314
Class C, 4.22% 7/6/09		155,000	152,439
Class D, 5.07% 7/6/10		1,105,000	1,092,847
Series 2004-CA Class A4, 3.61% 5/6/11		630,000	612,606
Series 2005-1 Class D, 5.04% 5/6/11		2,500,000	2,455,683
Series 2005-CF Class A4, 4.63% 6/6/12		2,895,000	2,841,269
Series 2005-DA Class A4, 5.02% 11/6/12		4,150,000	4,107,975
Series 2006-1 Class D, 5.49% 4/6/12		1,115,000	1,104,964
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 5.6594% 11/25/34 (d)	.	1,370,000	1,377,454
Series 2004-R11 Class M1, 5.6194% 11/25/34 (d)	.	2,040,000	2,054,128

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Ameriquest Mortgage Securities, Inc.: – continued
Series 2004-R9:
Class A3, 5.2794% 10/25/34 (d)	$ 544,161	$ 544,310
Class M2, 5.6094% 10/25/34 (d)	1,515,000	1,526,183
Class M4, 6.1294% 10/25/34 (d)	1,945,000	1,973,550
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 5.2894% 6/25/32 (d)	201,084	201,770
Series 2002-BC7 Class M1, 5.7594% 10/25/32 (d) .	1,100,000	1,101,534
ARG Funding Corp. Series 2005-1A Class A1, 4.02%
4/20/09 (a)	4,100,000	3,999,549
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 5.4094% 9/25/33 (d)	7,615	7,617
Class M2, 6.7594% 9/25/33 (d)	3,100,000	3,140,996
Series 2003-W7:
Class A2, 5.3494% 3/1/34 (d)	322,456	322,913
Class M1, 5.6494% 3/1/34 (d)	2,500,000	2,518,523
Series 2003-W9 Class M1, 5.6494% 3/25/34 (d)	1,800,000	1,813,074
Series 2004-W5 Class M1, 5.5594% 4/25/34 (d)	830,000	830,942
Series 2004-W9 Class M3, 6.5594% 6/26/34 (d)	2,230,000	2,272,552
Arran Funding Ltd. Series 2005-A Class C, 5.2%
12/15/10 (d)	3,530,000	3,528,941
Asset Backed Funding Certificates Series 2004-HE1
Class M2, 6.1094% 1/25/34 (d)	485,000	493,080
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.2613% 12/15/33 (d)	261,600	262,413
Series 2004-HE3 Class M2, 6.0794% 6/25/34 (d)	700,000	708,688
Series 2004-HE6 Class A2, 5.3194% 6/25/34 (d)	2,355,858	2,361,008
Series 2005-HE2:
Class M1, 5.4094% 3/25/35 (d)	1,830,000	1,839,549
Class M2, 5.4594% 3/25/35 (d)	460,000	462,954
Series 2005-HE3 Class A4, 5.1594% 4/25/35 (d)	3,200,000	3,201,144
Bayview Financial Acquisition Trust Series 2004-C Class
A1, 5.42% 5/28/44 (d)	1,379,755	1,382,374
Bayview Financial Asset Trust Series 2003-F Class A,
5.5% 9/28/43 (d)	1,201,891	1,202,718
Bayview Financial Mortgage Loan Trust Series 2004-A
Class A, 5.45% 2/28/44 (d)	857,532	859,660
Bear Stearns Asset Backed Securities I:
Series 2004-BO1:
Class M2, 5.7094% 9/25/34 (d)	794,000	803,030
Class M3, 6.0094% 9/25/34 (d)	540,000	546,085
Class M4, 6.1594% 9/25/34 (d)	460,000	467,761

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Bear Stearns Asset Backed Securities I: – continued
Series 2004-BO1:
Class M5, 6.3594% 9/25/34 (d)	$ 435,000	$ 442,952
Series 2004-HE8:
Class M1, 5.6094% 9/25/34 (d)	1,800,000	1,808,622
Class M2, 6.1594% 9/25/34 (d)	890,000	893,354
BMW Vehicle Owner Trust Series 2005-A Class B,
4.42% 4/25/11	1,035,000	1,016,385
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.2763% 6/15/10 (d)	1,240,000	1,246,618
Series 2006-1 Class B, 5.26% 10/15/10	500,000	496,017
Capital One Auto Finance Trust:
Series 2005-A Class A3, 4.28% 7/15/09	2,165,000	2,145,365
Series 2005 BSS:
Class B, 4.32% 5/15/10	1,430,000	1,398,160
Series D, 4.8% 9/15/12	1,220,000	1,178,291
Capital One Master Trust:
Series 1999-3 Class B, 5.3813% 9/15/09 (d)	1,000,000	999,932
Series 2001-1 Class B, 5.4113% 12/15/10 (d)	1,700,000	1,709,936
Series 2001-6 Class C, 6.7% 6/15/11 (a)	3,200,000	3,284,000
Series 2001-8A Class A, 4.6% 8/17/09	1,390,000	1,386,647
Capital One Prime Auto Receivable Trust Series 2005-1
Class B, 4.58% 8/15/12	1,850,000	1,804,050
Capital Trust Ltd. Series 2004-1:
Class A2, 5.3725% 7/20/39 (a)(d)	645,000	645,988
Class B, 5.6725% 7/20/39 (a)(d)	340,000	342,735
Class C, 6.0225% 7/20/39 (a)(d)	435,000	438,054
CDC Mortgage Capital Trust Series 2002-HE2 Class M1,
5.6594% 1/25/33 (d)	835,059	835,645
Chase Credit Card Master Trust Series 2003-6 Class B,
5.2513% 2/15/11 (d)	2,150,000	2,164,966
Chase Credit Card Owner Trust Series 2004-1 Class B,
5.1013% 5/15/09 (d)	875,000	874,940
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.3713% 6/15/12 (d)	3,305,000	3,324,856
Series 2006-C3 Class C3, 5.07% 6/15/11 (d)	2,905,000	2,905,000
CIT Equipment Collateral Trust Series 2006-VT1:
Class A3, 5.13% 12/21/08	2,870,000	2,861,031
Class B, 5.23% 2/20/13	1,063,115	1,060,018
Class D, 5.48% 2/20/13	1,183,832	1,177,968
Citibank Credit Card Issuance Trust:
Series 2002-C1 Class C1, 5.7% 2/9/09 (d)	3,000,000	3,022,545
Series 2003-C1 Class C1, 5.65% 4/7/10 (d)	2,600,000	2,645,407

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Citigroup Mortgage Loan Trust Series 2003-HE4
Class A, 5.3694% 12/25/33 (a)(d)	$ 1,314,572	$ 1,314,708
CNH Equipment Trust Series 2005-B Class B, 4.57%
7/16/12	830,000	795,941
College Loan Corp. Trust I Series 2006-1 Class AIO,
10% 7/25/08 (f)	5,690,000	1,195,393
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class M2, 6.9594% 9/25/32 (d)	2,410,000	2,422,560
Series 2004-2:
Class 3A4, 5.2094% 7/25/34 (d)	553,089	553,363
Class M1, 5.4594% 5/25/34 (d)	1,075,000	1,078,152
Series 2004-3 Class 3A4, 5.2094% 8/25/34 (d)	958,423	959,116
Series 2004-4:
Class A, 5.3294% 8/25/34 (d)	241,405	241,641
Class M1, 5.4394% 7/25/34 (d)	775,000	779,244
Class M2, 5.4894% 6/25/34 (d)	920,000	923,682
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A
Class C, 5.074% 6/15/35 (a)	974,000	936,430
CS First Boston Mortgage Securities Corp.:
Series 2004-FRE1:
Class B1, 6.7594% 4/25/34 (d)	1,295,000	1,294,933
Class M3, 5.6094% 4/25/34 (d)	1,315,000	1,314,934
Series 2005-FIX1 Class A2, 4.31% 5/25/35	2,090,000	2,048,161
Discover Card Master Trust I Series 2003-4 Class B1,
5.2313% 5/16/11 (d)	1,775,000	1,784,602
Diversified REIT Trust Series 2000-1A Class A2, 6.971%
3/8/10 (a)	1,500,000	1,539,988
Drive Auto Receivables Trust:
Series 2005-1 Class A3, 3.75% 4/15/09 (a)	1,035,000	1,022,493
Series 2005-3 Class A3, 4.99% 10/15/10 (a)	2,665,000	2,646,665
Fannie Mae guaranteed REMIC pass thru certificates
Series 2004-T5:
Class AB1, 4.5086% 5/28/35 (d)	752,402	752,167
Class AB3, 4.6418% 5/28/35 (d)	378,647	378,647
Class AB8, 4.6019% 5/28/35 (d)	298,536	298,443
First Franklin Mortgage Loan Trust Series 2006-FF4N
Class N1, 5.5% 3/25/36 (a)	840,959	839,383
First Investors Auto Owner Trust Series 2006-A Class A3,
4.93% 2/15/11 (a)	1,220,000	1,209,611
Ford Credit Auto Owner Trust Series 2005-A:
Class A4, 3.72% 10/15/09	4,100,000	3,999,938
Class B, 3.88% 1/15/10	590,000	572,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.4094% 2/25/34 (d)	$ 150,000	$ 150,214
Class M2, 5.4594% 2/25/34 (d)	150,000	150,265
Series 2004-A Class M2, 6.1094% 1/25/34 (d)	1,100,000	1,109,918
Series 2004-C:
Class M1, 5.6094% 8/25/34 (d)	1,120,000	1,131,896
Class M3, 6.1094% 8/25/34 (d)	3,000,000	3,051,354
Series 2004 D:
Class M4, 5.9094% 11/25/34 (d)	295,000	297,309
Class M5, 5.9594% 11/25/34 (d)	245,000	246,930
Series 2005-A Class 2A2, 5.1994% 2/25/35 (d)	2,382,676	2,384,646
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (a)	1,500,000	1,474,219
GE Business Loan Trust:
Series 2004-2 Class A, 0.8454% 12/15/08 (a)(f)	74,358,997	1,099,026
Series 2005-2 Class IO, 0.5242% 9/15/17 (a)(f)	134,240,000	1,503,488
Greenpoint Credit LLC Series 2001-1 Class 1A,
5.2625% 4/20/32 (d)	671,829	670,487
GSAMP Trust:
Series 2002-NC1 Class A2, 5.2794% 7/25/32 (d)	4,389	4,432
Series 2003-HE2 Class M1, 5.6094% 8/25/33 (d)	650,000	652,951
Series 2005-MTR1 Class A1, 5.0994% 10/25/35 (d)	2,744,754	2,744,754
Guggenheim Structured Real Estate Funding Ltd.
Series 2005-1 Class C, 6.0394% 5/25/30 (a)(d)	3,050,000	3,050,000
Harwood Street Funding I LLC Series 2004-1A
Class CTFS, 6.9225% 9/20/09 (a)(d)	4,400,000	4,406,662
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.3094% 6/25/32 (d)	5,664	5,665
Series 2003-3 Class A4, 5.4194% 2/25/33 (d)	493	494
Series 2003-5 Class A2, 5.3094% 12/25/33 (d)	238,664	238,853
Series 2003-7 Class A2, 5.3394% 3/25/34 (d)	337,512	337,709
Series 2003-8 Class M1, 5.6794% 4/25/34 (d)	845,000	853,108
Series 2004-1 Class M2, 6.1594% 6/25/34 (d)	655,000	661,386
Series 2004-2 Class A2, 5.2494% 7/25/34 (d)	164,579	164,680
Series 2004-3:
Class M1, 5.5294% 8/25/34 (d)	425,000	427,468
Class M2, 6.1594% 8/25/34 (d)	465,000	471,742
Series 2004-6 Class A2, 5.3094% 12/25/34 (d)	1,622,500	1,626,075
Household Automotive Trust Series 2004-1 Class A4,
3.93% 7/18/11	1,170,000	1,140,701
Household Home Equity Loan Trust Series 2003-2
Class M, 5.5025% 9/20/33 (d)	178,918	179,151

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Household Mortgage Loan Trust Series 2004-HC1
Class A, 5.2725% 2/20/34 (d)	$ 520,186	$ 520,816
Household Private Label Credit Card Master Note Trust I
Series 2002-2 Class B, 5.4513% 1/18/11 (d)	1,000,000	1,003,497
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.2363% 1/20/35 (d)	432,095	432,703
Class M2, 5.2663% 1/20/35 (d)	324,071	324,861
Series 2005-3 Class A1, 5.0363% 1/20/35 (d)	2,635,392	2,637,210
Hyundai Auto Receivables Trust Series 2005-A:
Class B, 4.2% 2/15/12	1,115,000	1,083,884
Class C, 4.22% 2/15/12	185,000	180,558
Lancer Funding Ltd. Series 2006-1A Class A3, 6.6367%
4/6/46 (a)(d)	1,000,000	1,000,000
Marriott Vacation Club Owner Trust Series 2005-2
Class A, 5.25% 10/20/27 (a)	1,197,139	1,178,434
MASTR Asset Backed Securities Trust Series 2004-FRE1
Class M1, 5.5094% 7/25/34 (d)	1,146,000	1,151,944
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 5.2763% 10/15/08 (d)	1,350,000	1,349,797
Series 2001-B2 Class B2, 5.2613% 1/15/09 (d)	4,750,000	4,751,530
Series 2002-B1 Class B1, 5.15% 7/15/09	1,025,000	1,023,363
Series 2002-B2 Class B2, 5.2813% 10/15/09 (d)	3,600,000	3,610,512
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 5.3983% 9/15/10 (d)	1,500,000	1,507,033
Series 1998-G Class B, 5.3013% 2/17/09 (d)	1,550,000	1,550,371
Series 2000-L Class B, 5.4013% 4/15/10 (d)	650,000	653,186
Meritage Mortgage Loan Trust Series 2004-1 Class M1,
5.4594% 7/25/34 (d)	425,000	424,978
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-OPT1 Class M1, 5.6094% 7/25/34 (d) .	1,145,000	1,151,858
Series 2004-CB6 Class A1, 5.2894% 7/25/35 (d)	716,298	718,788
Series 2004-FM1 Class M2, 6.1094% 1/25/35 (d)	300,000	310,069
Morgan Stanley ABS Capital I, Inc.:
Series 2004-HE6 Class A2, 5.2994% 8/25/34 (d)	1,311,061	1,314,866
Series 2004-NC6 Class A2, 5.2994% 7/25/34 (d)	355,490	356,974
Series 2004-NC7 Class A3, 5.2594% 7/25/34 (d)	1,701,565	1,702,104
Morgan Stanley Dean Witter Capital I Trust:
Series 2001 NC1 Class M2, 6.5644% 10/25/31 (d)	28,066	28,094
Series 2002-AM3 Class A3, 5.4494% 2/25/33 (d)	79,980	80,189
Series 2002-HE2 Class M1, 5.6594% 8/25/32 (d)	1,150,000	1,151,422
Series 2002-NC1 Class M1, 5.7594%
2/25/32 (a)(d)	616,912	617,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
Morgan Stanley Dean Witter Capital I Trust: – continued
Series 2003-NC1 Class M1, 6.0094% 11/25/32 (d) .	$ 500,739	$ 502,527
National Collegiate Funding LLC Series 2004-GT1
Class IO1, 7.87% 6/25/10 (a)(d)(f)	1,725,000	493,310
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	1,885,000	850,908
Series 2005-2 Class AIO, 7.73% 3/25/12 (f)	1,265,000	349,659
Series 2005-3W Class AIO1, 4.8% 7/25/12 (f)	4,090,000	766,875
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	900,000	203,220
Navistar Financial Corp. Owner Trust Series 2005-A
Class A4, 4.43% 1/15/14	1,165,000	1,134,652
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7%
10/15/08	3,120,000	3,098,816
Nissan Auto Receivables Owner Trust Series 2005-A
Class A4, 3.82% 7/15/10	1,210,000	1,177,081
Northstar Education Finance, Inc., Delaware Series
2005-1 Class A5, 4.74% 10/30/45	1,695,000	1,668,992
Onyx Acceptance Owner Trust Series 2005-A Class A3,
3.69% 5/15/09	890,000	879,504
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-4 Class A2A1, 5.0794% 8/25/36 (d)	2,528,984	2,529,199
Park Place Securities NIM Trust Series 2004-WHQN2
Class A, 4% 2/25/35 (a)	71,081	70,370
Park Place Securities, Inc.:
Series 2004 WWF1 Class M4, 6.0594% 1/25/35 (d)	1,905,000	1,930,571
Series 2004-WCW1:
Class M1, 5.5894% 9/25/34 (d)	640,000	647,415
Class M2, 5.6394% 9/25/34 (d)	380,000	383,337
Class M3, 6.2094% 9/25/34 (d)	730,000	739,178
Class M4, 6.4094% 9/25/34 (d)	1,000,000	1,012,391
Series 2004-WCW2 Class A2, 5.3394%
10/25/34 (d)	830,122	831,709
Series 2004-WHQ2 Class A3E, 5.3794%
2/25/35 (d)	977,072	979,472
Residential Asset Mortgage Products, Inc.:
Series 2003 RZ2 Class A1, 3.6% 4/25/33	344,302	333,380
Series 2004-RS10 Class MII2, 6.2094% 10/25/34 (d)	2,600,000	2,647,020
Series 2005-SP2 Class 1A1, 5.1094% 5/25/44 (d)	1,519,296	1,519,547
Salomon Brothers Mortgage Securities VII, Inc. Series
2003-UP1 Class A, 3.45% 4/25/32 (a)	471,486	449,016
Saxon Asset Securities Trust Series 2004-2 Class MV1,
5.5394% 8/25/35 (d)	980,000	983,911

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount
SBA CMBS Trust Series 2005 1A:
Class D, 6.219% 11/15/35 (a)	$ 1,370,000	$ 1,367,066
Class E, 6.706% 11/15/35 (a)	365,000	360,457
Securitized Asset Backed Receivables LLC Trust
Series 2004-NC1:
Class A2, 5.2094% 2/25/34 (d)	457,300	457,277
Class M1, 5.4794% 2/25/34 (d)	610,000	611,720
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.11% 6/15/21 (d)	1,800,000	1,810,470
Series 2004 A:
Class B, 5.49% 6/15/33 (d)	400,000	405,788
Class C, 5.86% 6/15/33 (d)	1,020,000	1,032,502
Series 2004-B Class C, 5.78% 9/15/33 (d)	1,900,000	1,899,050
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41%
7/25/25	2,500,000	2,459,725
Structured Asset Securities Corp. Series 2005-5N
Class 3A1A, 5.2594% 11/25/35 (d)	2,788,462	2,790,714
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 5.3513% 3/15/11 (a)(d)	2,520,000	2,519,606
Superior Wholesale Inventory Financing Trust XII Series
2005-A12 Class C, 6.1013% 6/15/10 (d)	1,405,000	1,408,264
Terwin Mortgage Trust Series 2003-4HE Class A1,
5.3894% 9/25/34 (d)	345,311	346,883
Triad Auto Receivables Owner Trust Series 2002-A
Class A4, 3.24% 8/12/09	745,985	739,130
Volkswagen Auto Lease Trust:
Series 2004-A Class A3, 2.84% 7/20/07	1,851,205	1,840,671
Series 2005-A Class A4, 3.94% 10/20/10	3,625,000	3,561,886
WFS Financial Owner Trust:
Series 2004-3:
Class A4, 3.93% 2/17/12	5,000,000	4,897,770
Class D, 4.07% 2/17/12	744,647	734,380
Series 2004-4 Class D, 3.58% 5/17/12	635,580	623,410
Series 2005-1:
Class A3, 3.59% 10/19/09	3,465,000	3,420,442
Class D, 4.09% 8/15/12	555,508	545,497
Series 2005-3 Class C, 4.54% 5/17/13	850,000	831,578
Whinstone Capital Management Ltd. Series 1A Class B3,
6% 10/25/44 (a)(d)	3,320,000	3,320,000
World Omni Auto Receivables Trust Series 2005-A
Class A3, 3.54% 6/12/09	1,080,000	1,064,843
TOTAL ASSET BACKED SECURITIES
(Cost $263,641,579)		262,793,534

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Collateralized Mortgage Obligations 11.1%
	Principal	Value (Note 1)
	Amount
Private Sponsor 7.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.3594% 1/25/34 (d)	$ 577,599	$ 579,445
Series 2004-2 Class 7A3, 5.3594% 2/25/35 (d)	1,202,674	1,206,617
Series 2004-4 Class 5A2, 5.3594% 3/25/35 (d)	481,067	481,885
Bear Stearns Adjustable Rate Mortgage Trust Series
2005-6 Class 1A1, 5.1215% 8/25/35 (d)	3,058,616	3,035,294
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.2394% 1/25/35 (d)	778,195	779,368
Series 2005-2 Class 1A1, 5.2094% 3/25/35 (d)	1,937,902	1,937,899
Series 2005-5 Class 1A1, 5.1794% 7/25/35 (d)	1,283,243	1,282,871
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	618,836	616,534
Series 2002-32 Class 2A3, 5% 1/25/18	32,838	32,729
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.3294% 5/25/34 (d) .	226,675	226,530
Series 2004-AR5 Class 11A2, 5.3294% 6/25/34 (d)	311,103	310,551
Series 2004-AR8 Class 8A2, 5.3394% 9/25/34 (d) .	533,519	534,987
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.27% 12/20/54 (d)	1,800,000	1,801,260
Series 2005-4:
Class C1, 5.2% 12/20/54 (d)	1,350,000	1,349,789
Class M2, 5.05% 12/20/54 (d)	1,300,000	1,299,797
Series 2006-1A Class C2, 5.2569% 12/20/54 (a)(d)	1,100,000	1,099,681
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 5.83% 3/20/44 (d)	1,920,000	1,921,200
Series 2004-2 Class 1C, 5.63% 6/20/44 (d)	261,916	262,147
Holmes Financing No. 8 PLC floater Series 2:
Class B, 4.77% 7/15/40 (d)	565,000	564,774
Class C, 5.32% 7/15/40 (d)	1,295,000	1,297,979
Homestar Mortgage Acceptance Corp. floater
Series 2004-5 Class A1, 5.4094% 10/25/34 (d)	1,559,513	1,567,976
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.3494% 10/25/34 (d)	526,413	527,764
Series 2004-9:
Class M2, 5.6094% 1/25/35 (d)	557,121	559,169
Class M3, 5.6594% 1/25/35 (d)	412,990	414,343
Class M4, 6.0094% 1/25/35 (d)	210,653	211,188
Series 2005-1:
Class M1, 5.4194% 4/25/35 (d)	515,161	516,227
Class M2, 5.4594% 4/25/35 (d)	888,653	890,370
Class M3, 5.4894% 4/25/35 (d)	218,943	219,316

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
Private Sponsor continued
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3,
4.9624% 11/25/35 (d)	$ 400,000	$ 390,045
Lehman Structured Securities Corp. floater Series 2005-1
Class A2, 5.2081% 9/26/45 (a)(d)	1,444,522	1,446,102
Lehman XS Trust floater Series 2006-GP1 Class A1,
5.09% 5/25/46 (d)	3,710,000	3,710,000
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	250,091	246,418
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.237% 8/25/17 (d)	1,201,380	1,208,809
MASTR Adjustable Rate Mortgages Trust floater Series
2005-1 Class 1A1, 5.2294% 3/25/35 (d)	1,069,101	1,071,730
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.3494% 3/25/28 (d)	1,264,571	1,271,926
Series 2003-F Class A2, 4.43% 10/25/28 (d)	1,551,561	1,553,251
Series 2004-B Class A2, 4.83% 6/25/29 (d)	2,197,864	2,194,094
Series 2004-C Class A2, 5.01% 7/25/29 (d)	1,448,174	1,444,915
Series 2004-D Class A2, 5.3238% 9/25/29 (d)	1,316,412	1,316,425
Series 2003-E Class XA1, 0.9967% 10/25/28 (d)(f) .	6,921,567	63,062
Series 2003-G Class XA1, 1% 1/25/29 (f)	6,052,943	61,181
Series 2003-H Class XA1, 1% 1/25/29 (a)(f)	5,284,187	54,719
Mortgage Asset Backed Securities Trust floater
Series 2002-NC1 Class M1, 5.8094% 10/25/32 (d) .	119,996	120,234
MortgageIT Trust floater Series 2004-2:
Class A1, 5.3294% 12/25/34 (d)	937,920	937,388
Class A2, 5.4094% 12/25/34 (d)	1,267,928	1,279,271
Opteum Mortgage Acceptance Corp. floater
Series 2005-3 Class APT, 5.2494% 7/25/35 (d)	2,483,907	2,486,236
Permanent Financing No. 3 PLC floater Series 2 Class C,
5.93% 6/10/42 (d)	605,000	608,238
Permanent Financing No. 4 PLC floater Series 2:
Class C, 5.6% 6/10/42 (d)	1,495,000	1,501,413
Class M, 5.21% 6/10/42 (d)	345,000	344,571
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 5.53% 6/10/42 (d)	915,000	918,752
Series 3 Class C, 5.7% 6/10/42 (d)	1,935,000	1,951,835
Residential Asset Mortgage Products, Inc.:
sequential pay Series 2003-SL1 Class A31, 7.125%
4/25/31	788,112	788,104
Series 2005-AR5 Class 1A1, 4.8414% 9/19/35 (d) .	858,790	849,727

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Collateralized Mortgage Obligations continued
		Principal	Value (Note 1)
		Amount
Private Sponsor continued
Sequoia Mortgage Funding Trust Series 2003-A
Class AX1, 0.8% 10/21/08 (a)(f)		$ 20,701,520	$ 97,655
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 5.27% 9/20/33 (d)		489,025	488,905
Series 2003-6 Class A2, 4.69% 11/20/33 (d)		1,134,065	1,134,005
Series 2003-7 Class A2, 4.925% 1/20/34 (d)		1,209,682	1,209,640
Series 2004-2 Class A, 5.21% 3/20/34 (d)		535,983	536,856
Series 2004-3 Class A, 5.3063% 5/20/34 (d)		1,217,244	1,217,504
Series 2004-4 Class A, 4.62% 5/20/34 (d)		1,021,334	1,021,275
Series 2004-5 Class A3, 4.86% 6/20/34 (d)		1,071,204	1,071,204
Series 2004-6 Class A3A, 4.9644% 6/20/35 (d)		884,693	884,096
Series 2004-7 Class A3A, 5.265% 8/20/34 (d)		967,463	966,716
Series 2004-8 Class A2, 5.31% 9/20/34 (d)		1,308,729	1,310,048
Series 2005-1 Class A2, 4.97% 2/20/35 (d)		1,010,675	1,009,395
Series 2003-7 Class X1, 0.6186% 1/20/34 (d)(f)		53,856,830	336,605
Series 2003-8 Class X1, 0.6216% 1/20/34 (d)(f)		31,349,261	205,730
Series 2004-1 Class X1, 0.8% 2/20/34 (f)		6,782,291	26,494
Structured Adjustable Rate Mortgage Loan Trust floater
Series 2005-10 Class A1, 5.1594% 6/25/35 (d)		1,089,369	1,089,369
Structured Asset Securities Corp. floater Series
2004-NP1 Class A, 5.3594% 9/25/33 (a)(d)		322,529	322,750
Wachovia Mortgage Loan Trust LLC Series 2005-B
Class 2A4, 5.1893% 10/20/35 (d)		320,000	314,817
WAMU Mortgage pass thru certificates floater:
Series 2005-AR11 Class A1C1, 5.1594%
8/25/45 (d)		2,144,868	2,143,952
Series 2005-AR13 Class A1C1, 5.1494%
10/25/45 (d)		1,675,862	1,674,954
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33		211,280	214,000
Series 2004-RA2 Class 2A, 7% 7/25/33		342,485	349,656
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-14 Class 1A1, 4.75% 12/25/18		1,677,699	1,602,727
Series 2004-M Class A3, 4.6807% 8/25/34 (d)		3,052,808	3,030,818
Series 2005-AR2 Class 2A2, 4.57% 3/25/35		5,045,528	4,919,279
Series 2005-AR4 Class 2A2, 4.5306% 4/25/35 (d)	.	8,453,241	8,227,634
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (d)	.	8,032,442	7,903,093
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)		3,295,000	3,258,248

TOTAL PRIVATE SPONSOR			99,913,561

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount
U.S. Government Agency 3.6%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 1,238,596	$ 1,261,300
Series 1994-30 Class JA, 5% 7/25/23	657,948	654,260
Fannie Mae guaranteed REMIC pass thru certificates:
sequential pay:
Series 2001-40 Class Z, 6% 8/25/31	1,560,375	1,563,464
Series 2003-76 Class BA, 4.5% 3/25/18	4,132,953	3,979,505
Series 2004-3 Class BA, 4% 7/25/17	174,967	167,060
Series 2004-86 Class KC, 4.5% 5/25/19	687,148	661,458
Series 2004-31 Class IA, 4.5% 6/25/10 (f)	752,158	14,482
Freddie Mac sequential pay Series 2114 Class ZM, 6%
1/15/29	692,062	696,954
Freddie Mac Multi-class participation certificates
guaranteed:
planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	307,202	298,950
Series 2489 Class PD, 6% 2/15/31	561,313	563,253
Series 2535 Class PC, 6% 9/15/32	1,975,000	1,976,537
Series 2640 Class QG, 2% 4/15/22	402,347	390,246
Series 2660 Class ML, 3.5% 7/15/22	12,165,000	11,869,654
Series 2690 Class PD, 5% 2/15/27	2,980,000	2,941,792
Series 2755 Class LC, 4% 6/15/27	2,225,000	2,117,713
Series 2901 Class UM, 4.5% 1/15/30	5,500,000	5,366,820
sequential pay:
Series 2523 Class JB, 5% 6/15/15	1,270,160	1,263,272
Series 2609 Class UJ, 6% 2/15/17	1,713,857	1,724,091
Series 2635 Class DG, 4.5% 1/15/18	4,623,652	4,458,182
Series 2780 Class A, 4% 12/15/14	4,470,685	4,317,941
Series 2786 Class GA, 4% 8/15/17	1,964,939	1,875,319
Series 1803 Class A, 6% 12/15/08	335,552	336,792
Ginnie Mae guaranteed REMIC pass thru securities
planned amortization class Series 2002-5 Class PD,
6.5% 5/16/31	490,305	492,697

TOTAL U.S. GOVERNMENT AGENCY		48,991,742

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $149,920,227)		148,905,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Commercial Mortgage Securities 9.4%
	Principal	Value (Note 1)
	Amount
280 Park Avenue Trust floater Series 2001-280
Class X1, 1.0077% 2/3/11 (a)(d)(f)	$15,212,897	$ 573,920
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1%
8/13/29	53,715	54,355
Series 1997-D5 Class PS1, 1.107% 2/14/43 (d)(f)	10,222,518	428,606
Banc of America Commercial Mortgage, Inc.:
sequential pay Series 2005-1 Class A2, 4.64%
11/10/42	2,930,000	2,894,284
Series 2002-2 Class XP, 1.7835% 7/11/43 (a)(d)(f)	7,279,323	375,872
Series 2003-2 Class XP, 0.4123% 3/11/41 (a)(d)(f)	27,233,069	284,888
Series 2004-6 Class XP, 0.6217% 12/10/42 (d)(f)	14,145,574	301,609
Series 2005-4 Class XP, 0.2073% 7/10/45 (d)(f)	17,628,265	188,670
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class A3, 5.2213% 11/15/15 (a)(d)	1,145,000	1,146,007
Class C, 5.3713% 11/15/15 (a)(d)	235,000	235,500
Class D, 5.4513% 11/15/15 (a)(d)	365,000	366,755
Class F, 5.8013% 11/15/15 (a)(d)	260,000	260,876
Class H, 6.3013% 11/15/15 (a)(d)	235,000	236,374
Class J, 6.8513% 11/15/15 (a)(d)	245,000	247,008
Class K, 7.5013% 11/15/15 (a)(d)	220,000	219,036
Series 2006 LAQ:
Class H, 5.6025% 2/9/21 (a)(d)	650,000	649,964
Class J, 5.6925% 2/9/21 (a)(d)	470,000	469,974
Class K, 5.9225% 2/9/21 (a)(d)	1,305,000	1,304,927
Series 2006-ESH:
Class A, 5.74% 7/14/11 (a)(d)	1,381,181	1,375,712
Class B, 5.84% 7/14/11 (a)(d)	688,752	686,028
Class C, 5.99% 7/14/11 (a)(d)	1,379,342	1,373,895
Class D, 6.62% 7/14/11 (a)(d)	801,662	799,035
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.5394% 12/25/33 (a)(d) .	2,544,799	2,554,342
Series 2004-1:
Class A, 5.3194% 4/25/34 (a)(d)	1,115,317	1,116,711
Class B, 6.8594% 4/25/34 (a)(d)	139,415	140,722
Class M1, 5.5194% 4/25/34 (a)(d)	69,707	69,882
Class M2, 6.1594% 4/25/34 (a)(d)	69,707	70,404
Series 2004-2:
Class A, 5.3894% 8/25/34 (a)(d)	1,221,306	1,225,123
Class M1, 5.5394% 8/25/34 (a)(d)	393,841	396,057

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Bayview Commercial Asset Trust: – continued
floater:
Series 2004-3:
Class A1, 5.3294% 1/25/35 (a)(d)	$ 1,362,675	$ 1,366,082
Class A2, 5.3794% 1/25/35 (a)(d)	212,918	213,184
Series 2005-4A:
Class A2, 5.3494% 1/25/36 (a)(d)	1,569,332	1,570,313
Class B1, 6.3594% 1/25/36 (a)(d)	98,083	99,064
Class M1, 5.4094% 1/25/36 (a)(d)	490,416	491,642
Class M2, 5.4294% 1/25/36 (a)(d)	196,167	196,780
Class M3, 5.4594% 1/25/36 (a)(d)	196,167	196,780
Class M4, 5.5694% 1/25/36 (a)(d)	98,083	98,451
Class M5, 5.6094% 1/25/36 (a)(d)	98,083	98,451
Class M6, 5.6594% 1/25/36 (a)(d)	98,083	98,451
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(f)	12,104,876	669,551
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-BBA3 Class E, 5.6013%
6/15/17 (a)(d)	2,265,000	2,269,286
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (a)	625,000	615,384
Series 2002-TOP8 Class X2, 2.1031%
8/15/38 (a)(d)(f)	7,763,326	540,538
Series 2003-PWR2 Class X2, 0.5776%
5/11/39 (a)(d)(f)	20,445,140	422,008
Series 2003-T12 Class X2, 0.7259%
8/13/39 (a)(d)(f)	19,331,772	414,547
Series 2004-PWR6 Class X2, 0.677%
11/11/41 (a)(d)(f)	8,167,168	244,443
Series 2005-PWR9 Class X2, 0.4057% 9/11/42 (a)(f)	51,415,000	1,029,123
CDC Commercial Mortgage Trust Series 2002-FX1
Class XCL, 0.6989% 5/15/35 (a)(d)(f)	43,447,607	2,380,872
Chase Commercial Mortgage Securities Corp. sequential
pay Series 1999-2 Class A1, 7.032% 1/15/32	184,271	184,988
Citigroup Commercial Mortgage Trust:
sequential pay Series 2005-EMG Class A2, 4.2211%
9/20/51 (a)	985,000	945,813
Series 2004-C2 Class XP, 0.9799% 10/15/41 (a)(d)(f)	9,734,251	376,971
COMM:
floater:
Series 2002-FL6 Class G, 6.8013% 6/14/14 (a)(d)	800,000	800,000
Series 2002-FL7:
Class D, 5.4713% 11/15/14 (a)(d)	118,857	119,046
Class H, 7.1513% 11/15/14 (a)(d)	1,232,000	1,232,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
COMM: – continued
Series 2004-LBN2 Class X2, 1.0437%
3/10/39 (a)(d)(f)	$ 3,237,429	$ 103,092
Commercial Mortgage Acceptance Corp.
Series 1998-C2 Class B, 5.7252% 9/15/30 (d)	3,420,000	3,478,760
Commercial Mortgage Asset Trust sequential pay
Series 1999-C1 Class A3, 6.64% 1/17/32	675,000	695,853
Commercial Mortgage pass thru certificates:
floater Series 2004-HTL1:
Class B, 5.3513% 7/15/16 (a)(d)	41,120	41,128
Class D, 5.4513% 7/15/16 (a)(d)	95,553	95,573
Class E, 5.6513% 7/15/16 (a)(d)	67,426	67,446
Class F, 5.7013% 7/15/16 (a)(d)	72,411	72,470
Class H, 6.2013% 7/15/16 (a)(d)	206,928	207,222
Class J, 6.3513% 7/15/16 (a)(d)	80,225	80,279
Class K, 7.2513% 7/15/16 (a)(d)	90,132	90,225
Series 2005-LP5 Class XP, 0.3684% 5/10/43 (d)(f)	18,895,000	291,573
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 5.4013% 12/15/21 (a)(d)	350,000	349,999
Class B, 5.6513% 12/15/21 (a)(d)	915,000	914,995
Series 2005-TFLA:
Class C, 5.1413% 2/15/20 (a)(d)	1,210,000	1,210,779
Class E, 5.2313% 2/15/20 (a)(d)	440,000	440,361
Class F, 5.2813% 2/15/20 (a)(d)	375,000	375,190
Class G, 5.4213% 2/15/20 (a)(d)	110,000	110,097
Class H, 5.6513% 2/15/20 (a)(d)	155,000	155,137
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	2,989,755	3,131,252
Series 2004-C1 Class A2, 3.516% 1/15/37	3,035,000	2,914,210
Series 2001-CK6 Class AX, 0.645% 9/15/18 (f)	18,770,889	570,703
Series 2003-C3 Class ASP, 1.8185%
5/15/38 (a)(d)(f)	23,826,557	1,179,562
Series 2003-C4 Class ASP, 0.4324%
8/15/36 (a)(d)(f)	16,647,057	240,936
Series 2004-C1 Class ASP, 0.9369%
1/15/37 (a)(d)(f)	15,583,964	487,876
Series 2005-C1 Class ASP, 0.4193%
2/15/38 (a)(d)(f)	19,352,736	326,694
Series 2005-C2 Class ASP, 0.5924%
4/15/37 (a)(d)(f)	16,186,500	420,074
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	975,000	1,011,247
See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
DLJ Commercial Mortgage Corp. sequential pay
Series 2000-CF1:
Class A1A, 7.45% 6/10/33	$ 188,345	$ 188,975
Class A1B, 7.62% 6/10/33	1,770,000	1,901,150
EQI Financing Partnership I LP Series 1997-1 Class B,
7.37% 12/20/15 (a)	361,582	365,070
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24%
5/15/06 (a)	1,000,000	1,000,917
Series 174 Class B1, 7.33% 5/15/06 (a)	500,000	500,473
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	2,053,129	2,078,329
GE Capital Commercial Mortgage Corp. Series 2001-1
Class X1, 0.4789% 5/15/33 (a)(d)(f)	11,114,325	379,803
GE Capital Mall Finance Corp. Series 1998-1A
Class B2, 6.7547% 9/13/28 (a)(d)	1,490,000	1,548,020
GE Commercial Mortgage Corp. sequential pay
Series 2004-C3 Class A2, 4.433% 7/10/39	4,015,000	3,907,886
GGP Mall Properties Trust:
floater Series 2001-C1A Class A3, 5.6013%
2/15/14 (a)(d)	421,812	421,810
sequential pay Series 2001-C1A Class A2, 5.007%
11/15/11 (a)	1,257,425	1,255,935
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36 (a)	735,000	727,762
Class C, 5.707% 2/15/36 (a)	910,000	901,837
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	763,014	773,832
Series 2006-C1 Class XP, 4.975% 11/10/45	1,659,721	1,643,647
Series 2003-C3 Class X2, 0.7143%
12/10/38 (a)(d)(f)	19,655,179	458,233
Series 2004-C3 Class X2, 0.7315% 12/10/41 (d)(f)	13,285,330	331,186
Series 2006-C1 Class XP, 0.1669% 11/10/45 (d)(f)	23,660,000	233,635
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (a)	1,150,000	1,132,186
Series 2003-C1 Class XP, 2.0977% 7/5/35 (a)(d)(f)	12,056,266	690,331
Series 2003-C2 Class XP, 1.0327% 1/5/36 (a)(d)(f)	22,517,784	734,645
Series 2005-GG3 Class XP, 0.8029%
8/10/42 (a)(d)(f)	58,435,000	1,786,042
GS Mortgage Securities Corp. II sequential pay
Series 2003-C1 Class A2A, 3.59% 1/10/40	1,705,000	1,660,084

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Commercial Mortgage Securities continued
		Principal	Value (Note 1)
		Amount
Hilton Hotel Pool Trust:
sequential pay Series 2000-HLTA Class A1, 7.055%
10/3/15 (a)		$ 572,791	$ 594,396
Series 2000-HLTA Class D, 7.555% 10/3/15 (a)		1,275,000	1,324,127
Host Marriott Pool Trust sequential pay Series
1999-HMTA:
Class A, 6.98% 8/3/15 (a)		418,609	429,431
Class B, 7.3% 8/3/15 (a)		505,000	532,362
Class D, 7.97% 8/3/15 (a)		425,000	456,885
JPMorgan Chase Commercial Mortgage Securities
Corp.:
sequential pay Series 2001-C1 Class A2, 5.464%
10/12/35		2,846,171	2,839,771
Series 2002-C3 Class X2, 1.2396% 7/12/35 (a)(d)(f)		6,184,400	198,768
Series 2003-CB7 Class X2, 0.7784%
1/12/38 (a)(d)(f)		4,338,099	115,345
Series 2003-LN1 Class X2, 0.6878%
10/15/37 (a)(d)(f)		26,278,568	588,572
Series 2004-C1 Class X2, 0.9964% 1/15/38 (a)(d)(f)		3,989,019	141,321
Series 2004-CB8 Class X2, 1.162% 1/12/39 (a)(d)(f)		4,864,265	196,583
LB Commercial Conduit Mortgage Trust sequential pay:
Series 1998-C4 Class A1B, 6.21% 10/15/35		2,725,834	2,770,016
Series 1999-C1 Class A2, 6.78% 6/15/31		2,650,000	2,738,330
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086%
5/15/27		1,465,000	1,403,060
Series 2002-C4 Class XCP, 1.4449%
10/15/35 (a)(d)(f)		12,294,694	484,770
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(f)	.	12,741,084	302,824
Series 2003-C1 Class XCP, 1.3864%
12/15/36 (a)(d)(f)		6,459,319	237,766
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(f)		10,840,783	407,288
Series 2004-C6 Class XCP, 0.7189%
8/15/36 (a)(d)(f)		15,813,751	386,355
Series 2005-C7 Class XCP, 0.2174% 11/15/40 (d)(f)		82,165,000	906,288
Series 2006-C1 Class XCP, 0.3518% 2/15/41 (d)(f)	.	63,405,000	1,213,610
LB-UBS Westfield Trust Series 2001-WM Class X,
0.5415% 7/14/16 (a)(d)(f)		12,283,495	322,519
Lehman Brothers Floating Rate Commercial Mortgage
Trust floater Series 2003-LLFA:
Class A2, 5.2913% 12/16/14 (a)(d)		665,466	665,515
Class E, 5.8013% 12/16/14 (a)(d)		2,080,000	2,080,341
Class J, 6.9513% 12/16/14 (a)(d)		1,420,000	1,410,757
Class K1, 7.4513% 12/16/14 (a)(d)		730,000	724,453

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Merrill Lynch Mortgage Trust:
Series 2002-MW1 Class XP, 1.5506%
7/12/34 (a)(d)(f)	$ 5,473,083	$ 209,946
Series 2005-MCP1 Class XP, 0.5948% 6/12/43 (d)(f)	15,698,132	448,756
Series 2005-MKB2 Class XP, 0.3063% 9/12/42 (d)(f)	7,640,446	100,530
Morgan Stanley Capital I, Inc.:
sequential pay:
Series 1999-CAM1 Class A2, 6.76% 3/15/32	1,584	1,582
Series 1999-LIFE Class A1, 6.97% 4/15/33	353,512	358,944
Series 2003-IQ5 Class A2, 4.09% 4/15/38	1,085,000	1,061,284
Series 1997-RR Class C, 7.3486% 4/30/39 (a)(d)	715,842	716,023
Series 2003-IQ5 Class X2, 0.9879%
4/15/38 (a)(d)(f)	9,028,589	291,552
Series 2003-IQ6 Class X2, 0.5991%
12/15/41 (a)(d)(f)	15,750,625	393,334
Series 2005-HQ5 Class X2, 0.3774% 1/14/42 (d)(f) .	17,001,554	240,128
Series 2005-IQ9 Class X2, 1.0698%
7/15/56 (a)(d)(f)	14,860,878	650,819
Series 2005-TOP17 Class X2, 0.6248%
12/13/41 (d)(f)	11,372,604	328,495
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF:
Class D, 5.73% 8/5/14 (a)(d)	35,687	35,737
Class F, 6.98% 8/5/14 (a)(d)	140,875	140,389
Series 2003-HQ2 Class X2, 1.4014%
3/12/35 (a)(d)(f)	11,724,908	609,458
Series 2003-TOP9 Class X2, 1.5092%
11/13/36 (a)(d)(f)	7,763,515	396,689
Mortgage Capital Funding, Inc. sequential pay
Series 1998-MC2 Class A2, 6.423% 6/18/30	1,091,709	1,109,087
Nationslink Funding Corp.:
sequential pay Series 1999-2 Class A1C, 7.03%
6/20/31	106,159	106,563
Series 1999-1 Class C, 6.571% 1/20/31	1,080,000	1,108,629
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A
Class A, 5.43% 3/24/18 (a)(d)	1,237,175	1,237,175
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (a)	572,633	581,272
Class E3, 7.253% 3/15/13 (a)	842,203	864,451
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A:
Class KHP1, 5.2513% 1/15/18 (a)(d)	375,000	375,164
Class KHP2, 5.4513% 1/15/18 (a)(d)	375,000	375,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount
Wachovia Bank Commercial Mortgage Trust: – continued
floater:
Series 2005-WL5A:
Class KHP3, 5.7513% 1/15/18 (a)(d)	$ 440,000	$ 440,264
Class KHP4, 5.8513% 1/15/18 (a)(d)	345,000	345,206
Class KHP5, 6.0513% 1/15/18 (a)(d)	400,000	399,969
Series 2005-WL6A:
Class A2, 5.1513% 10/15/17 (a)(d)	1,460,000	1,460,083
Class B, 5.2013% 10/15/17 (a)(d)	290,000	290,017
Class D, 5.3313% 10/15/17 (a)(d)	585,000	584,959
sequential pay Series 2003-C7 Class A1, 4.241%
10/15/35 (a)	2,411,723	2,325,650
Series 2003-C8 Class XP, 0.6638% 11/15/35 (a)(d)(f)	12,225,979	196,792
Series 2003-C9 Class XP, 0.5908% 12/15/35 (a)(d)(f)	8,293,585	155,745
Series 2004-C14 Class PP, 4.7967% 8/15/41 (a)(d) .	1,582,285	1,499,975
Series 2005-C18 Class XP, 0.533% 4/15/42 (d)(f)	23,498,115	391,845
Series 2006-C23 Class X, 0.25% 1/15/45 (a)(f)	286,825,000	2,156,494
Series 2006-C24 Class XP, 0.016% 3/15/45 (a)(d)(f)	56,040,000	425,405
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $128,862,400)		126,290,518

Foreign Government and Government Agency Obligations 0.4%

Chilean Republic 5.625% 7/23/07	740,000	741,850
United Mexican States 10.375% 2/17/09	4,000,000	4,476,000
TOTAL FOREIGN GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,226,342)		5,217,850

Fixed Income Funds 5.3%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $71,052,236)	716,441	71,278,715

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Preferred Securities 0.3%
		Principal	Value (Note 1)
		Amount

FINANCIALS – 0.3%
Commercial Banks – 0.3%
Abbey National PLC 7.35% (d)		$ 2,150,000	$ 2,178,856
National Westminster Bank PLC 7.75% (d)		1,430,000	1,477,023
			3,655,879
TOTAL PREFERRED SECURITIES
(Cost $3,772,889)			3,655,879
Cash Equivalents 1.4%
		Maturity
		Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations), in a joint trading account at
4.78%, dated 4/28/06 due 5/1/06
(Cost $18,607,000)		$18,614,410	18,607,000

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $1,356,912,005)			1,341,088,655

NET OTHER ASSETS – (0.3)%			(3,584,309)
NET ASSETS 100%			$1,337,504,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased
Eurodollar Contracts
176 Eurodollar 90 Day Index Contracts	June 2006	$ 173,716,400	$ (346,745)
176 Eurodollar 90 Day Index Contracts	Sept. 2006	173,694,400	(357,892)
176 Eurodollar 90 Day Index Contracts	Dec. 2006	173,692,200	(287,819)
176 Eurodollar 90 Day Index Contracts	March 2007	173,707,600	(210,279)
176 Eurodollar 90 Day Index Contracts	June 2007	173,716,400	(219,954)
176 Eurodollar 90 Day Index Contracts	Sept. 2007	173,718,600	(87,654)
127 Eurodollar 90 Day Index Contracts	Dec. 2007	125,350,588	(62,946)
31 Eurodollar 90 Day Index Contracts	March 2008	30,596,225	(16,799)
2 Eurodollar 90 Day Index Contracts	June 2008	1,973,800	(1,133)
TOTAL EURODOLLAR CONTRACTS			(1,591,221)
Sold
Eurodollar Contracts
46 Eurodollar 90 Day Index Contracts	Sept. 2008	45,393,950	67,966
35 Eurodollar 90 Day Index Contracts	Dec. 2008	34,534,500	48,410
24 Eurodollar 90 Day Index Contracts	March 2009	23,679,300	31,279
TOTAL EURODOLLAR CONTRACTS			147,655

			$ (1,443,566)

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

Swap Agreements

		Notional	Value
		Amount

Credit Default Swaps
Receive monthly notional amount multiplied
by 3.05% and pay Merrill Lynch upon
default event of Morgan Stanley ABS
Capital I, Inc., par value of the
proportional notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	$ 400,000	$ 6,679
Receive monthly notional amount multiplied
by 3.3% and pay to Morgan Stanley, Inc.
upon default event of Ameriquest
Mortgage Securities, Inc., par value of the
notional amount of Ameriquest Mortgage
Securities, Inc. Series 2004-R11 Class M9,
7.6913% 11/25/34	Dec. 2034	405,000	7,781
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE7 Class B3, 7.6913%
8/25/34	Sept. 2034	362,000	8,132
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-NC7 Class B3, 7.6913%
7/25/34	August 2034	362,000	7,654
Receive monthly notional amount multiplied
by 3.35% and pay Morgan Stanley, Inc.
upon default event of Morgan Stanley ABS
Capital I, Inc., par value of the notional
amount of Morgan Stanley ABS Capital I,
Inc. Series 2004-HE8 Class B3, 7.3913%
9/25/34	Oct. 2034	362,000	8,610
Receive monthly notional amount multiplied
by .82% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	362,000	2,371
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Ameriquest Mortgage Securities, Inc.,
par value of the notional amount of
Ameriquest Mortgage Securities, Inc.
Series 2004-R9 Class M5, 5.5913%
10/25/34	Nov. 2034	362,000	2,014
See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by .85% and pay UBS upon default event
of Morgan Stanley ABS Capital I, Inc., par
value of the notional amount of Morgan
Stanley ABS Capital I, Inc. Series
2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	$ 362,000	$ 2,393
Receive monthly notional amount multiplied
by 1.6% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	330,000	4,473
Receive monthly notional amount multiplied
by 1.65% and pay Goldman Sachs upon
default event of Fieldstone Mortgage
Investment Corp., par value of the notional
amount of Fieldstone Mortgage Investment
Corp. Series 2004-2 Class M5, 6.3413%
7/25/34	August 2034	618,000	4,099
Receive monthly notional amount multiplied
by 1.66% and pay Morgan Stanley, Inc.
upon default event of Park Place Securities,
Inc., par value of the notional amount of
Park Place Securities, Inc. Series
2005-WHQ2 Class M7, 5.4413%
5/25/35	June 2035	362,000	5,485
Receive monthly notional amount multiplied
by 2.54% and pay Merrill Lynch upon
default event of Countrywide Home Loans,
Inc., par value of the notional amount of
Countrywide Home Loans, Inc. Series
2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	121,647	525
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-1
Class M9, 7.3913% 2/25/34	March 2034	619,000	2,694
Receive monthly notional amount multiplied
by 2.61% and pay Goldman Sachs upon
default event of Fremont Home Loan Trust,
par value of the notional amount of
Fremont Home Loan Trust Series 2004-A
Class B3, 7.0413% 1/25/34	Feb. 2034	222,297	507

See accompanying notes which are an integral part of the financial statements.

	41	Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive monthly notional amount multiplied
by 2.79% and pay Merrill Lynch, Inc. upon
default event of New Century Home Equity
Loan Trust, par value of the notional
amount of New Century Home Equity Loan
Trust Series 2004-4 Class M9, 7.0788%
2/25/35	March 2035	$ 900,000	$ 8,240
Receive monthly notional amount multiplied
by 5% and pay Deutsche Bank upon
default event of MASTR Asset Backed
Securities Trust, par value of the notional
amount of MASTR Asset Backed Securities
Trust Series 2003-NC1 Class M6,
8.1913% 4/25/33	May 2033	362,000	4,426
Receive quarterly notional amount multiplied
by .25% and pay Merrill Lynch, Inc. upon
default event of Consolidated Natural Gas
Co., par value of the notional amount of
Consolidated Natural Gas Co. 6%
10/15/10	June 2007	1,000,000	2,170
Receive quarterly notional amount multiplied
by .25% and pay Merrill Lynch, Inc. upon
default event of Consolidated Natural Gas
Co., par value of the notional amount of
Consolidated Natural Gas Co. 6%
10/15/10	July 2007	2,900,000	8,120
Receive quarterly notional amount multiplied
by .26% and pay Morgan Stanley, Inc.
upon default event of Amerada Hess
Corp., par value of the notional amount of
Amerada Hess Corp. 6.65% 8/15/11	March 2007	2,400,000	3,312
Receive quarterly notional amount multiplied
by .28% and pay Morgan Stanley, Inc.
upon default event of Amerada Hess
Corp., par value of the notional amount of
Amerada Hess 6.65% 8/15/11	March 2007	3,000,000	4,680
Receive quarterly notional amount multiplied
by .30% and pay Deutsche Bank upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	2,045,000	5,624
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	1,495,000	4,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .41% and pay Merrill Lynch, Inc. upon
default event of Talisman Energy, Inc., par
value of the notional amount of Talisman
Energy, Inc. 7.25% 10/15/27	March 2009	$1,000,000	$ 7,130
Receive quarterly notional amount multiplied
by .48% and pay Goldman Sachs upon
default event of TXU Energy Co. LLC, par
value of the notional amount of TXU
Energy Co. LLC 7% 3/15/13	Sept. 2008	2,675,000	15,569
Receive quarterly notional amount multiplied
by .75% and pay Lehman Brothers, Inc.
upon default event of AOL Time Warner,
Inc., par value of the notional amount of
AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	4,500,000	77,175
Receive quarterly notional amount multiplied
by .78% and pay Goldman Sachs upon
default event of TXU Energy, par value of
the notional amount of TXU Energy Co.
LLC 7% 3/15/13	Dec. 2008	2,600,000	34,294

TOTAL CREDIT DEFAULT SWAPS		30,126,944	238,268
Total Return Swaps
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor and pay monthly notional amount
multiplied by the nominal spread depreci-
ation of the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Lehman Brothers, Inc.	Oct. 2006	8,280,000	1,926
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor plus 15 basis points and pay
monthly notional amount multiplied by the
nominal spread depreciation of the Leh-
man Brothers CMBS U.S. Aggregate Index
adjusted by a modified duration factor
with Lehman Brothers, Inc.	July 2006	10,000,000	12,346

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value
	Date	Amount

Total Return Swaps continued
Receive monthly notional amount multiplied
by the nominal spread appreciation of the
Lehman Brothers CMBS U.S. Aggregate
Index adjusted by a modified duration
factor and pay monthly notional amount
multiplied by the nominal spread depreci-
ation of the Lehman Brothers CMBS U.S.
Aggregate Index adjusted by a modified
duration factor with Citibank	Sept. 2006	$13,500,000	$ 15,120
Receive monthly a return equal to Lehman
Brothers U.S. ABS Floating Rate AA Home
Equity Index and pay monthly a floating
rate based on 1-month LIBOR with Lehman
Brothers, Inc.	May 2006	6,400,000	6,617

TOTAL TOTAL RETURN SWAPS		38,180,000	36,009

		$ 68,306,944	$ 274,277

Legend

(a) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $139,900,366
or 10.5% of net assets.

(b) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $978,438.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
advisor.fidelity.com. The reports are
located just after the fund’s financial
statements and quarterly reports but are
not part of the financial statements or
quarterly reports. In addition, the
fixed-income central fund’s financial
statements are available on the EDGAR
Database on the SEC’s web site,
www.sec.gov, or upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 44

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $6,183,348
or 0.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost
Aspetuck Trust
5.33% 10/16/06	12/14/05	$ 3,235,000
Iberbond 2004
PLC 4.826%
12/24/17	11/30/05	$ 2,986,657

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Ultra Short Central Fund	$ 1,779,675

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
	beginning of		Proceeds	period	end of period
Fund	period
Fidelity Ultra Short
Central Fund	$77,249,478	$ —	$6,000,024	$71,278,715	1.0%

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $11,569,000 of which $1,754,000, $3,744,000 and $6,071,000 will expire on October 31, 2007, 2008 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		April 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $18,607,000)
See accompanying schedule:
Unaffiliated issuers (cost $1,285,859,769)	$1,269,809,940
Affiliated Central Funds (cost $71,052,236)	71,278,715
Total Investments (cost $1,356,912,005)		$1,341,088,655
Cash		40,577
Receivable for investments sold		247,331
Receivable for swap agreements		13,953
Receivable for fund shares sold		2,399,987
Interest receivable		11,570,712
Receivable for daily variation on futures contracts		108,899
Swap agreements, at value		274,277
Prepaid expenses		3,841
Total assets		1,355,748,232

Liabilities
Payable for investments purchased
Regular delivery	$ 3,884,823
Delayed delivery	7,504,562
Payable for fund shares redeemed	5,315,639
Distributions payable	579,940
Accrued management fee	357,170
Distribution fees payable	278,909
Other affiliated payables	283,649
Other payables and accrued expenses	39,194
Total liabilities		18,243,886

Net Assets		$ 1,337,504,346
Net Assets consist of:
Paid in capital		$1,365,628,158
Undistributed net investment income		2,168,227
Accumulated undistributed net realized gain (loss) on
investments		(13,299,400)
Net unrealized appreciation (depreciation) on
investments		(16,992,639)
Net Assets		$ 1,337,504,346

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Statement of Assets and Liabilities continued
April 30, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($381,516,573 ÷ 40,797,561 shares)		$ 9.35

Maximum offering price per share (100/98.50 of $9.35)	.	$ 9.49
Class T:
Net Asset Value and redemption price per share
($562,350,779 ÷ 60,094,388 shares)		$ 9.36

Maximum offering price per share (100/98.50 of $9.36)	.	$ 9.50
Class B:
Net Asset Value and offering price per share
($33,383,986 ÷ 3,563,867 shares)A		$ 9.37

Class C:
Net Asset Value and offering price per share
($160,447,589 ÷ 17,141,387 shares)A		$ 9.36

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($199,805,419 ÷ 21,353,969 shares)		$ 9.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended April 30, 2006 (Unaudited)

Investment Income
Dividends		$ 134,424
Interest		27,693,562
Income from affiliated Central Funds		1,779,675
Total income		29,607,661

Expenses
Management fee	$ 2,114,542
Transfer agent fees	1,447,525
Distribution fees	1,741,781
Accounting fees and expenses	240,250
Independent trustees’ compensation	2,666
Custodian fees and expenses	27,349
Registration fees	64,399
Audit	30,489
Legal	2,242
Miscellaneous	32,051
Total expenses before reductions	5,703,294
Expense reductions	(10,330)	5,692,964

Net investment income		23,914,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,338,211)
Affiliated Central Funds	27,742
Futures contracts	(323,189)
Swap agreements	(105,997)
Total net realized gain (loss)		(1,739,655)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,645,974)
Futures contracts	(598,271)
Swap agreements	458,615
Total change in net unrealized appreciation
(depreciation)		(2,785,630)
Net gain (loss)		(4,525,285)
Net increase (decrease) in net assets resulting from
operations		$ 19,389,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30, 2006	October 31,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,914,697	$ 36,619,084
Net realized gain (loss)	(1,739,655)	(3,684,213)
Change in net unrealized appreciation (depreciation) .	(2,785,630)	(23,367,389)
Net increase (decrease) in net assets resulting
from operations	19,389,412	9,567,482
Distributions to shareholders from net investment income .	(25,162,238)	(36,325,031)
Distributions to shareholders from net realized gain	—	(1,086,013)
Total distributions	(25,162,238)	(37,411,044)
Share transactions - net increase (decrease)	43,666,032	27,080,998
Total increase (decrease) in net assets	37,893,206	(762,564)

Net Assets
Beginning of period	1,299,611,140	1,300,373,704
End of period (including undistributed net investment
income of $2,168,227 and undistributed net
investment income of $3,415,768, respectively)	$ 1,337,504,346	$ 1,299,611,140

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49	$ 9.12
Income from Investment
Operations
Net investment
incomeE	.174	.281	.202	.261	.381H	.523
Net realized and un
realized gain (loss)	(.031)	(.204)	.040	.128	(.034)H	.386
Total from investment
operations	.143	.077	.242	.389	.347	.909
Distributions from net
investment income	(.183)	(.279)	(.192)	(.279)	(.397)	(.539)
Distributions from net
realized gain	—	(.008)	—	—	—	—
Total distributions	(.183)	(.287)	(.192)	(.279)	(.397)	(.539)
Net asset value,
end of period	$ 9.35	$ 9.39	$ 9.60	$ 9.55	$ 9.44	$ 9.49
Total ReturnB,C,D	1.54%	.81%	2.56%	4.16%	3.78%	10.22%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.79%A	.85%	.87%	.81%	.80%	.85%
Expenses net of fee
waivers, if any	.79%A	.85%	.87%	.81%	.80%	.85%
Expenses net of all
reductions	.79%A	.85%	.87%	.81%	.80%	.84%
Net investment
income	3.75%A	2.96%	2.13%	2.74%	4.09%H	5.63%
Supplemental Data
Net assets,
end of period
(000 omitted)	$381,517	$369,512	$357,760	$186,290	$106,018	$38,240
Portfolio turnover rate	42%A	94%	87%	102%	111%	145%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Financial Highlights Class T
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment
Operations
Net investment
incomeE	.176	.284	.207	.261	.381H	.525
Net realized and un
realized gain (loss)	(.031)	(.194)	.038	.118	(.036)H	.383
Total from investment
operations	145	.090	.245	.379	.345	.908
Distributions from net
investment income	(.185)	(.282)	(.195)	(.279)	(.395)	(.538)
Distributions from net
realized gain	—	(.008)	—	—	—	—
Total distributions	(.185)	(.290)	(.195)	(.279)	(.395)	(.538)
Net asset value,
end of period	$ 9.36	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Total ReturnB,C,D	1.55%	.95%	2.59%	4.04%	3.75%	10.21%
Ratios to Average Net AssetsF,G
Expenses before
reductions	.75%A	.81%	.83%	.82%	.82%	.85%
Expenses net of fee
waivers, if any	.75%A	.81%	.83%	.82%	.82%	.85%
Expenses net of all
reductions	.75%A	.81%	.83%	.82%	.82%	.85%
Net investment
income	3.79%A	2.99%	2.16%	2.73%	4.07%H	5.62%
Supplemental Data
Net assets,
end of period
(000 omitted)	$562,351	$544,662	$517,440	$468,931	$388,495	$309,958
Portfolio turnover rate	42%A	94%	87%	102%	111%	145%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002G
Selected Per Share Data
Net asset value,
beginning of period	$ 9.41	$ 9.61	$ 9.56	$ 9.46	$ 9.43
Income from Investment
Operations
Net investment incomeE	.140	.210	.130	.183	.281I
Net realized and unrealized
gain (loss)	(.032)	(.194)	.038	.120	(.234)I
Total from investment operations	.108	.016	.168	.303	.047
Distributions from net investment
income	(.148)	(.208)	(.118)	(.203)	(.017)
Distributions from net realized
gain	—	(.008)	—	—	—
Total distributions	(.148)	(.216)	(.118)	(.203)	(.017)
Net asset value,
end of period	$ 9.37	$ 9.41	$ 9.61	$ 9.56	$ 9.46
Total ReturnB,C,D	1.15%	.17%	1.77%	3.23%	.50%
Ratios to Average Net AssetsF,H
Expenses before reductions	1.55%A	1.61%	1.63%	1.61%	1.86%A
Expenses net of fee waivers,
if any	1.55%A	1.60%	1.63%	1.61%	1.65%A
Expenses net of all reductions .	1.54%A	1.60%	1.63%	1.61%	1.65%A
Net investment income	2.99%A	2.21%	1.36%	1.94%	3.59%A,I
Supplemental Data
Net assets, end of period
(000 omitted)	$33,384	$39,190	$53,502	$49,353	$ 3,811
Portfolio turnover rate	42%A	94%	87%	102%	111%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G For the period October 9, 2002 (commencement of sale of shares) to October 31, 2002.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimburse ment by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
I Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

52

Financial Highlights Class C
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment
Operations
Net investment
incomeE	138	.206	.129	.182	.304H	.448
Net realized and un
realized gain (loss)	(.032)	(.204)	.048	.118	(.037)H	.383
Total from investment
operations	.106	.002	.177	.300	.267	.831
Distributions from net
investment income	(.146)	(.204)	(.117)	(.200)	(.317)	(.461)
Distributions from net
realized gain	—	(.008)	—	—	—	—
Total distributions	(.146)	(.212)	(.117)	(.200)	(.317)	(.461)
Net asset value,
end of period	$ 9.36	$ 9.40	$ 9.61	$ 9.55	$ 9.45	$ 9.50
Total ReturnB,C,D	1.14%	.02%	1.86%	3.19%	2.90%	9.30%
Ratios to Average Net AssetsF,G
Expenses before
reductions	1.59%A	1.64%	1.65%	1.64%	1.64%	1.68%
Expenses net of fee
waivers, if any	1.59%A	1.64%	1.65%	1.64%	1.64%	1.68%
Expenses net of all
reductions	1.58%A	1.64%	1.65%	1.64%	1.63%	1.68%
Net investment
income	2.95%A	2.16%	1.34%	1.91%	3.25%H	4.80%
Supplemental Data
Net assets,
end of period
(000 omitted)	$160,448	$194,992	$273,166	$359,779	$283,046	$99,486
Portfolio turnover rate	42%A	94%	87%	102%	111%	145%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Amounts do not include the activity of the affiliated central fund.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

53 Semiannual Report

Financial Highlights Institutional Class
	Six months ended
	April 30, 2006	Years ended October 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50	$ 9.13
Income from Investment
Operations
Net investment
incomeD	.184	.301	.225	.278	.397G	.540
Net realized and un
realized gain (loss)	(.031)	(.194)	.038	.119	(.043)G	.387
Total from investment
operations	.153	.107	.263	.397	.363	.927
Distributions from net
investment income	(.193)	(.299)	(.213)	(.297)	(.413)	(.557)
Distributions from net
realized gain	—	(.008)	—	—	—	—
Total distributions	(.193)	(.307)	(.213)	(.297)	(.413)	(.557)
Net asset value,
end of period	$ 9.36	$ 9.40	$ 9.60	$ 9.55	$ 9.45	$ 9.50
Total ReturnB,C	1.64%	1.14%	2.78%	4.24%	3.95%	10.43%
Ratios to Average Net AssetsE,F
Expenses before
reductions	.58%A	.63%	.64%	.63%	.64%	.66%
Expenses net of fee
waivers, if any	.58%A	.63%	.64%	.63%	.64%	.66%
Expenses net of all
reductions	.58%A	.63%	.64%	.63%	.63%	.66%
Net investment
income	3.96%A	3.18%	2.35%	2.92%	4.25%G	5.81%
Supplemental Data
Net assets,
end of period
(000 omitted)	$199,805	$151,257	$98,505	$91,138	$65,330	$23,301
Portfolio turnover
rate	42%A	94%	87%	102%	111%	145%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Amounts do not include the activity of the affiliated central fund.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

54

Notes to Financial Statements

For the period ended April 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Short Fixed Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

55 Semiannual Report

Notes to Financial Statements (Unaudited) continued
1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income and distribu tions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Invest ment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consis tently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales.

Semiannual Report

56

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,990,386
Unrealized depreciation	(17,258,549)
Net unrealized appreciation (depreciation)	$ (14,268,163)
Cost for federal income tax purposes	$ 1,355,356,818

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

57 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underly ing face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Semiannual Report

58

2. Operating Policies continued

Swap Agreements continued

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of

59 Semiannual Report

Notes to Financial Statements (Unaudited) continued
2. Operating Policies continued
Mortgage Dollar Rolls continued

the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $127,678,207 and $128,701,256, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 282,934	$ 4,688
Class T	0%	.15%	412,629	6,349
Class B	.65%	.25%	164,507	119,280
Class C	.75%	.25%	881,711	90,668
			$ 1,741,781	$ 220,985

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60

4. Fees and Other Transactions with Affiliates continued

Sales Load. FDC receives a front end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3% to 1% for Class B, 1% for Class C, 75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 20,077
Class T	9,805
Class B*	33,818
Class C*	11,976
$ 75,676

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servic ing agent for each class of the fund. FIIOC receives account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 473,655	.25*
Class T	586,692	.22*
Class B	46,159	.25*
Class C	168,923	.19*
Institutional Class	172,096	.20*
	$ 1,447,525
* Annualized

61 Semiannual Report

Notes to Financial Statements (Unaudited) continued
4. Fees and Other Transactions with Affiliates continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment grade debt securities.

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,280 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

62

6. Expense Reductions.

Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $10,330.

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	April 30, 2006	October 31, 2005
From net investment income
Class A	$ 7,370,436	$ 10,743,507
Class T	10,839,851	15,909,371
Class B	577,640	982,753
Class C	2,754,999	4,841,882
Institutional Class	3,619,312	3,847,518
Total	$ 25,162,238	$ 36,325,031
From net realized gain
Class A	$ —	$ 299,982
Class T	—	436,716
Class B	—	43,394
Class C	—	219,150
Institutional Class	—	86,771
Total	$ —	$ 1,086,013

63 Semiannual Report

Notes to Financial Statements (Unaudited) continued

9. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30, 2006	October 31, 2005	April 30, 2006	October 31, 2005
Class A
Shares sold	8,453,364	15,866,789	$ 79,269,029	$ 150,493,785
Reinvestment of
distributions	693,838	1,023,632	6,502,629	9,698,542
Shares redeemed	(7,691,575)	(14,827,970)	(72,097,291)	(140,591,886)
Net increase (decrease)	1,455,627	2,062,451	$ 13,674,367	$ 19,600,441
Class T
Shares sold	12,244,791	25,539,658	$ 114,899,538	$ 242,408,838
Reinvestment of
distributions	1,026,593	1,515,180	9,629,269	14,364,388
Shares redeemed	(11,128,237)	(22,986,919)	(104,426,967)	(218,160,605)
Net increase (decrease)	2,143,147	4,067,919	$ 20,101,840	$ 38,612,621
Class B
Shares sold	294,357	991,898	$ 2,766,905	$ 9,428,825
Reinvestment of
distributions	52,497	89,903	492,980	853,530
Shares redeemed	(948,583)	(2,482,456)	(8,909,154)	(23,589,493)
Net increase (decrease)	(601,729)	(1,400,655)	$ (5,649,269)	$ (13,307,138)
Class C
Shares sold	1,393,282	3,789,292	$ 13,077,563	$ 35,934,636
Reinvestment of
distributions	185,746	341,788	1,742,905	3,242,233
Shares redeemed	(5,179,396)	(11,828,809)	(48,619,236)	(112,353,549)
Net increase (decrease)	(3,600,368)	(7,697,729)	$ (33,798,768)	$ (73,176,680)
Institutional Class
Shares sold	7,310,780	9,882,466	$ 68,610,370	$ 93,788,947
Reinvestment of
distributions	317,212	310,507	2,975,026	2,942,021
Shares redeemed	(2,368,873)	(4,357,149)	(22,247,534)	(41,379,214)
Net increase (decrease)	5,259,119	5,835,824	$ 49,337,862	$ 55,351,754

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64

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Short Fixed Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

65 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

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66

67 Semiannual Report

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69 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Management &
Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity Investments Money
Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

SFII-USAN-0606 1.784906.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor Short Fixed-Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 14, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 14, 2006